UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number	811-21720

Northern Lights Fund Trust
(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450 Cincinnati, OH	45246
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company
1209 Orange Street
Wilmington, DE 19801
(Name and address of agent for service)

Registrant’s telephone number, including area code:	631-470-2600

Date of fiscal year end:	6/30

Date of reporting period:	12/31/24

Item 1. Reports to Stockholders.

(a)

Donoghue Forlines Dividend Fund

Class A (PWDAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$93	1.78%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$67,925,761
  Number of Portfolio Holdings54
  Advisory Fee $283,024
  Portfolio Turnover140%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Financials
31.3%
Health Care
11.9%
Energy
11.9%
Technology
7.9%
Collateral for Securities Loaned
6.8%
Consumer Staples
6.0%
Communications
5.9%
Industrials
5.8%
Utilities
5.7%
Consumer Discretionary
4.0%
Real Estate
4.0%
Materials
3.8%
Money Market Funds
1.7%
Liabilities in Excess of Other Assets
-6.7%

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	1.7%
Materials	3.8%
Real Estate	4.0%
Consumer Discretionary	4.0%
Utilities	5.7%
Industrials	5.8%
Communications	5.9%
Consumer Staples	6.0%
Collateral for Securities Loaned	6.8%
Technology	7.9%
Energy	11.9%
Health Care	11.9%
Financials	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AbbVie, Inc.	2.1%
Conagra Brands, Inc.	2.1%
Coterra Energy, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
MetLife, Inc.	2.0%
Kinder Morgan, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Best Buy Company, Inc.	2.0%
Morgan Stanley	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

Donoghue Forlines Dividend Fund - Class A (PWDAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWDAX

Donoghue Forlines Dividend Fund

Class C (PWDCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$132	2.53%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$67,925,761
  Number of Portfolio Holdings54
  Advisory Fee $283,024
  Portfolio Turnover140%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	1.7%
Materials	3.8%
Real Estate	4.0%
Consumer Discretionary	4.0%
Utilities	5.7%
Industrials	5.8%
Communications	5.9%
Consumer Staples	6.0%
Collateral for Securities Loaned	6.8%
Technology	7.9%
Energy	11.9%
Health Care	11.9%
Financials	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AbbVie, Inc.	2.1%
Conagra Brands, Inc.	2.1%
Coterra Energy, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
MetLife, Inc.	2.0%
Kinder Morgan, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Best Buy Company, Inc.	2.0%
Morgan Stanley	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

Donoghue Forlines Dividend Fund - Class C (PWDCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWDCX

Donoghue Forlines Dividend Fund

Class I (PWDIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Dividend Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$80	1.53%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$67,925,761
  Number of Portfolio Holdings54
  Advisory Fee $283,024
  Portfolio Turnover140%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	6.4%
Common Stocks	92.0%
Money Market Funds	1.6%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-6.7%
Money Market Funds	1.7%
Materials	3.8%
Real Estate	4.0%
Consumer Discretionary	4.0%
Utilities	5.7%
Industrials	5.8%
Communications	5.9%
Consumer Staples	6.0%
Collateral for Securities Loaned	6.8%
Technology	7.9%
Energy	11.9%
Health Care	11.9%
Financials	31.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
AbbVie, Inc.	2.1%
Conagra Brands, Inc.	2.1%
Coterra Energy, Inc.	2.1%
Cisco Systems, Inc.	2.1%
Bristol-Myers Squibb Company	2.1%
MetLife, Inc.	2.0%
Kinder Morgan, Inc.	2.0%
Gilead Sciences, Inc.	2.0%
Best Buy Company, Inc.	2.0%
Morgan Stanley	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Dividend Index to the DF Risk-Managed Dividend Index.

Donoghue Forlines Dividend Fund - Class I (PWDIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWDIX

Donoghue Forlines Momentum Fund

Class A (MOJAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$115	2.25%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Technology
33.6%
Communications
21.5%
Financials
9.9%
Industrials
7.7%
Consumer Staples
6.1%
Health Care
6.0%
Collateral for Securities Loaned
5.6%
Consumer Discretionary
5.6%
Real Estate
3.9%
Utilities
2.0%
Materials
1.9%
Money Market Funds
1.8%
Liabilities in Excess of Other Assets
-5.6%

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.8%
Materials	1.9%
Utilities	2.0%
Real Estate	3.9%
Consumer Discretionary	5.6%
Collateral for Securities Loaned	5.6%
Health Care	6.0%
Consumer Staples	6.1%
Industrials	7.7%
Financials	9.9%
Communications	21.5%
Technology	33.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc. - Class A	2.2%
Cisco Systems, Inc.	2.1%
Monster Beverage Corporation	2.1%
Fiserv, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Corning, Inc.	2.1%
Kroger Company (The)	2.1%
LPL Financial Holdings, Inc.	2.0%
Guidewire Software, Inc.	2.0%
Welltower, Inc.	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

Donoghue Forlines Momentum Fund - Class A (MOJAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MOJAX

Donoghue Forlines Momentum Fund

Class C (MOJCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$153	3.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.8%
Materials	1.9%
Utilities	2.0%
Real Estate	3.9%
Consumer Discretionary	5.6%
Collateral for Securities Loaned	5.6%
Health Care	6.0%
Consumer Staples	6.1%
Industrials	7.7%
Financials	9.9%
Communications	21.5%
Technology	33.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc. - Class A	2.2%
Cisco Systems, Inc.	2.1%
Monster Beverage Corporation	2.1%
Fiserv, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Corning, Inc.	2.1%
Kroger Company (The)	2.1%
LPL Financial Holdings, Inc.	2.0%
Guidewire Software, Inc.	2.0%
Welltower, Inc.	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

Donoghue Forlines Momentum Fund - Class C (MOJCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MOJCX

Donoghue Forlines Momentum Fund

Class I (MOJOX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Momentum Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$102	2.00%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$39,448,707
Number of Portfolio Holdings	52
Advisory Fee (net of waivers)	$69,946
Portfolio Turnover	135%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	5.3%
Common Stocks	93.0%
Money Market Funds	1.7%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-5.6%
Money Market Funds	1.8%
Materials	1.9%
Utilities	2.0%
Real Estate	3.9%
Consumer Discretionary	5.6%
Collateral for Securities Loaned	5.6%
Health Care	6.0%
Consumer Staples	6.1%
Industrials	7.7%
Financials	9.9%
Communications	21.5%
Technology	33.6%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Palantir Technologies, Inc. - Class A	2.2%
Cisco Systems, Inc.	2.1%
Monster Beverage Corporation	2.1%
Fiserv, Inc.	2.1%
Gilead Sciences, Inc.	2.1%
Corning, Inc.	2.1%
Kroger Company (The)	2.1%
LPL Financial Holdings, Inc.	2.0%
Guidewire Software, Inc.	2.0%
Welltower, Inc.	2.0%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark to Syntax US LargeCap 500 Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Effective December 20, 2024, the Fund elected to change the index the Fund seeks to track from the FCF Risk Managed Sector Neutral Momentum Index to the DF Risk-Managed Momentum Index.

Donoghue Forlines Momentum Fund - Class I (MOJOX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-MOJOX

Donoghue Forlines Risk Managed Income Fund

Class A (FLOAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$79	1.54%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.1%
Fixed Income	97.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.8%
SPDR Blackstone Senior Loan ETF	14.1%
Virtus Seix Floating Rate High Income Fund - Class I	13.3%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.2%
Lord Abbett Floating Rate Fund - Class I	13.2%
John Hancock Floating Rate Income Fund - Class I	13.1%
BlackRock Floating Rate Income Portfolio - Institutional Class	13.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.

Donoghue Forlines Risk Managed Income Fund - Class A (FLOAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-FLOAX

Donoghue Forlines Risk Managed Income Fund

Class C (FLOCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$117	2.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.1%
Fixed Income	97.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.8%
SPDR Blackstone Senior Loan ETF	14.1%
Virtus Seix Floating Rate High Income Fund - Class I	13.3%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.2%
Lord Abbett Floating Rate Fund - Class I	13.2%
John Hancock Floating Rate Income Fund - Class I	13.1%
BlackRock Floating Rate Income Portfolio - Institutional Class	13.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.

Donoghue Forlines Risk Managed Income Fund - Class C (FLOCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-FLOCX

Donoghue Forlines Risk Managed Income Fund

Class I (FLOTX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Risk Managed Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$66	1.29%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$90,778,788
Number of Portfolio Holdings	8
Advisory Fee	$215,330
Portfolio Turnover	86%

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	31.9%
Money Market Funds	2.1%
Open End Funds	66.0%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Money Market Funds	2.1%
Fixed Income	97.9%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
SPDR Portfolio High Yield Bond ETF	17.8%
SPDR Blackstone Senior Loan ETF	14.1%
Virtus Seix Floating Rate High Income Fund - Class I	13.3%
Eaton Vance Floating-Rate Advantaged Fund - Class I	13.2%
Lord Abbett Floating Rate Fund - Class I	13.2%
John Hancock Floating Rate Income Fund - Class I	13.1%
BlackRock Floating Rate Income Portfolio - Institutional Class	13.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the S&P LSTA U.S. Leveraged Loan 100 Index as a primary benchmark index.

Donoghue Forlines Risk Managed Income Fund - Class I (FLOTX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-FLOTX

Donoghue Forlines Tactical Allocation Fund

Class A (GTAAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$63	1.22%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$26,490,566
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$13,060
  Portfolio Turnover116%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Fixed Income
54.0%
Equity
44.7%
Collateral for Securities Loaned
10.2%
Money Market Funds
1.3%
Liabilities in Excess of Other Assets
-10.2%

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	1.3%
Collateral for Securities Loaned	10.2%
Equity	44.7%
Fixed Income	54.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	16.2%
Donoghue Forlines Momentum Fund - Class I	14.7%
SPDR Portfolio High Yield Bond ETF	11.7%
JPMorgan Ultra-Short Income ETF	10.3%
SPDR Portfolio Long Term Treasury ETF	10.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.9%
Energy Select Sector SPDR Fund	4.9%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Donoghue Forlines Tactical Allocation Fund - Class A (GTAAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-GTAAX

Donoghue Forlines Tactical Allocation Fund

Class C (GLACX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$101	1.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$26,490,566
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$13,060
  Portfolio Turnover116%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	1.3%
Collateral for Securities Loaned	10.2%
Equity	44.7%
Fixed Income	54.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	16.2%
Donoghue Forlines Momentum Fund - Class I	14.7%
SPDR Portfolio High Yield Bond ETF	11.7%
JPMorgan Ultra-Short Income ETF	10.3%
SPDR Portfolio Long Term Treasury ETF	10.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.9%
Energy Select Sector SPDR Fund	4.9%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Donoghue Forlines Tactical Allocation Fund - Class C (GLACX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-GLACX

Donoghue Forlines Tactical Allocation Fund

Class I (GTAIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Allocation Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.97%Footnote Reference*

* Annualized

Fund Statistics

  Net Assets$26,490,566
  Number of Portfolio Holdings10
  Advisory Fee (net of waivers)$13,060
  Portfolio Turnover116%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	9.2%
Exchange-Traded Funds	48.2%
Money Market Funds	1.2%
Open End Funds	41.4%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-10.2%
Money Market Funds	1.3%
Collateral for Securities Loaned	10.2%
Equity	44.7%
Fixed Income	54.0%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
Donoghue Forlines Dividend Fund - Class I	25.1%
SPDR Blackstone Senior Loan ETF	16.2%
Donoghue Forlines Momentum Fund - Class I	14.7%
SPDR Portfolio High Yield Bond ETF	11.7%
JPMorgan Ultra-Short Income ETF	10.3%
SPDR Portfolio Long Term Treasury ETF	10.0%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.9%
Energy Select Sector SPDR Fund	4.9%

Material Fund Changes

Effective December 9, 2024, the Fund changed its primary benchmark index to MSCI AC World Index because it is a more appropriate index given the Fund's strategy and portfolio holdings.

Donoghue Forlines Tactical Allocation Fund - Class I (GTAIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-GTAIX

Donoghue Forlines Tactical Income Fund

Class A (PWRAX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$86	1.68%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$89,552,739
Number of Portfolio Holdings	8
Advisory Fee	$360,571
Portfolio Turnover	138%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	2.4%
Collateral for Securities Loaned	8.9%
Fixed Income	97.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	32.7%
SPDR Portfolio Long Term Treasury ETF	31.8%
SPDR Portfolio High Yield Bond ETF	16.4%
SPDR Blackstone Senior Loan ETF	7.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.0%
John Hancock Floating Rate Income Fund - Class I	4.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.

Donoghue Forlines Tactical Income Fund - Class A (PWRAX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWRAX

Donoghue Forlines Tactical Income Fund

Class C (PWRCX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$124	2.43%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$89,552,739
Number of Portfolio Holdings	8
Advisory Fee	$360,571
Portfolio Turnover	138%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	2.4%
Collateral for Securities Loaned	8.9%
Fixed Income	97.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	32.7%
SPDR Portfolio Long Term Treasury ETF	31.8%
SPDR Portfolio High Yield Bond ETF	16.4%
SPDR Blackstone Senior Loan ETF	7.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.0%
John Hancock Floating Rate Income Fund - Class I	4.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.

Donoghue Forlines Tactical Income Fund - Class C (PWRCX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWRCX

Donoghue Forlines Tactical Income Fund

Class I (PWRIX)

Semi-Annual Shareholder Report - December 31, 2024

Fund Overview

This semi-annual shareholder report contains important information about Donoghue Forlines Tactical Income Fund for the period of July 1, 2024 to December 31, 2024. You can find additional information about the Fund at www.donoghueforlinesfunds.com. You can also request this information by contacting us at 1-877-779-7462. This report describes changes to the Fund that occurred during the reporting period.

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$73	1.43%Footnote Reference*

* Annualized

Fund Statistics

Net Assets	$89,552,739
Number of Portfolio Holdings	8
Advisory Fee	$360,571
Portfolio Turnover	138%

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	8.1%
Exchange-Traded Funds	81.3%
Money Market Funds	2.3%
Open End Funds	8.3%

What did the Fund invest in?

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-8.8%
Money Market Funds	2.4%
Collateral for Securities Loaned	8.9%
Fixed Income	97.5%

Top Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan Ultra-Short Income ETF	32.7%
SPDR Portfolio Long Term Treasury ETF	31.8%
SPDR Portfolio High Yield Bond ETF	16.4%
SPDR Blackstone Senior Loan ETF	7.5%
BlackRock Floating Rate Income Portfolio - Institutional Class	5.0%
John Hancock Floating Rate Income Fund - Class I	4.1%

Material Fund Changes

Effective December 9, 2024, the Fund removed the Reference Index as benchmark.

Donoghue Forlines Tactical Income Fund - Class I (PWRIX)

Semi-Annual Shareholder Report - December 31, 2024

Where can I find additional information about the Fund?

Additional information is available on the Fund's website ( www.donoghueforlinesfunds.com ), including its:

  Prospectus

  Financial information

  Holdings

  Proxy voting information

TSR-SAR 123124-PWRIX

(b)       Not applicable

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

The Registrant’s schedule of investments in unaffiliated issuers is included in the Financial Statements under Item 7 of this form.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)

Donoghue Forlines Tactical Allocation Fund
Class	A:	GTAAX
Class	C:	GLACX
Class	I:	GTAIX

Donoghue Forlines Tactical Income Fund
Class	A:	PWRAX
Class	C:	PWRCX
Class	I:	PWRIX

Donoghue Forlines Dividend Fund
Class	A:	PWDAX
Class	C:	PWDCX
Class	I:	PWDIX

Donoghue Forlines Momentum Fund
Class	A:	MOJAX
Class	C:	MOJCX
Class	I:	MOJOX

Donoghue Forlines Risk Managed Income Fund
Class	A:	FLOAX
Class	C:	FLOCX
Class	I:	FLOTX

Semi-Annual Financial Statements
and Additional Information

December 31, 2024

1-877-779-7462

www.donoghueforlinesfunds.com

DONOGHUE FORLINES TACTICAL ALLOCATION FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 53.1%
	EQUITY - 4.9%
15,229	Energy Select Sector SPDR Fund	$1,304,516

	FIXED INCOME - 48.2%
53,997	JPMorgan Ultra-Short Income ETF	2,719,829
102,716	SPDR Blackstone Senior Loan ETF	4,286,338
132,011	SPDR Portfolio High Yield Bond ETF	3,098,298
101,050	SPDR Portfolio Long Term Treasury ETF(a)	2,646,500
		12,750,965

	TOTAL EXCHANGE-TRADED FUNDS (Cost $14,246,182)	14,055,481

	OPEN END FUNDS — 45.6%
	EQUITY - 39.7%
721,358	Donoghue Forlines Dividend Fund, Class I(b)	6,636,490
273,345	Donoghue Forlines Momentum Fund, Class I(b)	3,900,628
		10,537,118
	FIXED INCOME - 5.9%
160,548	BlackRock Floating Rate Income Portfolio, Institutional Class	1,554,105

	TOTAL OPEN END FUNDS (Cost $12,247,481)	12,091,223

	SHORT-TERM INVESTMENTS — 11.5%
	COLLATERAL FOR SECURITIES LOANED - 10.2%
2,701,053	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $2,701,053)(c),(d)	2,701,053

	MONEY MARKET FUNDS - 1.3%
344,374	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $344,374)(d)	344,374

	TOTAL SHORT-TERM INVESTMENTS (Cost $3,045,427)	3,045,427

	TOTAL INVESTMENTS - 110.2% (Cost $29,539,090)	$29,192,131
	LIABILITIES IN EXCESS OF OTHER ASSETS - (10.2)%	(2,701,565)
	NET ASSETS - 100.0%	$26,490,566

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $2,620,021.

(b)	Affiliated investment.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $2,701,053 at December 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES TACTICAL INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 88.4%
	FIXED INCOME - 88.4%
580,533	JPMorgan Ultra-Short Income ETF	$29,241,447
161,543	SPDR Blackstone Senior Loan ETF	6,741,190
626,554	SPDR Portfolio High Yield Bond ETF	14,705,222
1,087,235	SPDR Portfolio Long Term Treasury ETF(a)	28,474,685
	TOTAL EXCHANGE-TRADED FUNDS (Cost $80,598,191)	79,162,544

	OPEN END FUNDS — 9.1%
	FIXED INCOME - 9.1%
458,964	BlackRock Floating Rate Income Portfolio, Institutional Class	4,442,769
479,686	John Hancock Floating Rate Income Fund, Class I	3,674,392
	TOTAL OPEN END FUNDS (Cost $8,048,624)	8,117,161

	SHORT-TERM INVESTMENTS — 11.3%
	COLLATERAL FOR SECURITIES LOANED - 8.9%
7,920,747	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $7,920,747)(b),(c)	7,920,747

	MONEY MARKET FUNDS - 2.4%
2,188,607	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $2,188,607)(c)	2,188,607

	TOTAL SHORT-TERM INVESTMENTS (Cost $10,109,354)	10,109,354

	TOTAL INVESTMENTS - 108.8% (Cost $98,756,169)	$97,389,059
	LIABILITIES IN EXCESS OF OTHER ASSETS - (8.8)%	(7,836,320)
	NET ASSETS - 100.0%	$89,552,739

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $7,683,125.

(b)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $7,920,747 at December 31, 2024.

(c)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ASSET MANAGEMENT - 3.9%
7,523	Ares Management Corporation, Class A	$1,331,797
11,379	T Rowe Price Group, Inc.	1,286,851
		2,618,648
	AUTOMOTIVE - 1.9%
132,454	Ford Motor Company	1,311,295

	BANKING - 13.5%
19,199	Citigroup, Inc.	1,351,417
30,158	Citizens Financial Group, Inc.	1,319,714
30,504	Fifth Third Bancorp(a)	1,289,709
79,779	Huntington Bancshares, Inc.	1,298,004
6,891	PNC Financial Services Group, Inc. (The)	1,328,929
54,869	Regions Financial Corporation	1,290,519
27,142	US Bancorp	1,298,202
		9,176,494
	BIOTECH & PHARMA - 8.1%
8,022	AbbVie, Inc.	1,425,510
5,024	Amgen, Inc.	1,309,455
24,718	Bristol-Myers Squibb Company	1,398,051
14,952	Gilead Sciences, Inc.	1,381,116
		5,514,132
	CABLE & SATELLITE - 2.0%
35,376	Comcast Corporation, Class A	1,327,661

	CONTAINERS & PACKAGING - 2.0%
5,891	Packaging Corp of America	1,326,241

	ELECTRIC UTILITIES - 5.7%
5,881	Constellation Energy Corporation	1,315,638
14,460	NRG Energy, Inc.	1,304,581
9,219	Vistra Corporation	1,271,024
		3,891,243

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	FOOD - 2.1%
51,048	Conagra Brands, Inc.	$1,416,582

	HEALTH CARE FACILITIES & SERVICES - 1.8%
27,716	CVS Health Corporation	1,244,171

	INFRASTRUCTURE REIT - 1.9%
7,166	American Tower Corporation	1,314,316

	INSTITUTIONAL FINANCIAL SERVICES - 8.0%
17,291	Bank of New York Mellon Corporation (The)	1,328,468
10,920	Morgan Stanley	1,372,861
13,140	Northern Trust Corporation	1,346,850
13,855	State Street Corporation	1,359,868
		5,408,047
	INSURANCE - 4.0%
16,978	MetLife, Inc.	1,390,159
11,466	Prudential Financial, Inc.	1,359,065
		2,749,224
	MACHINERY - 2.0%
3,906	Snap-on, Inc.(a)	1,326,009

	MEDICAL EQUIPMENT & DEVICES - 2.0%
16,738	Medtronic PLC	1,337,031

	METALS & MINING - 1.8%
33,359	Newmont Corporation	1,241,622

	OIL & GAS PRODUCERS - 11.9%
9,066	Chevron Corporation	1,313,119
54,890	Coterra Energy, Inc.(a)	1,401,891
50,627	Kinder Morgan, Inc.	1,387,180
13,292	ONEOK, Inc.	1,334,517
11,223	Phillips 66	1,278,636

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	OIL & GAS PRODUCERS - 11.9% (Continued)
24,769	Williams Companies, Inc. (The)	$1,340,498
		8,055,841
	RETAIL - DISCRETIONARY - 2.1%
16,095	Best Buy Company, Inc.	1,380,951

	RETAIL REIT - 2.1%
7,958	Simon Property Group, Inc.	1,370,447

	SPECIALTY FINANCE - 1.9%
23,268	Fidelity National Financial, Inc.(a)	1,306,266

	TECHNOLOGY HARDWARE - 4.0%
23,634	Cisco Systems, Inc.	1,399,133
40,186	HP, Inc.	1,311,269
		2,710,402
	TECHNOLOGY SERVICES - 3.9%
5,932	International Business Machines Corporation	1,304,032
9,676	Paychex, Inc.	1,356,768
		2,660,800
	TELECOMMUNICATIONS - 3.9%
58,871	AT&T, Inc.	1,340,493
33,243	Verizon Communications, Inc.	1,329,388
		2,669,881
	TOBACCO & CANNABIS - 3.9%
25,487	Altria Group, Inc.	1,332,715
11,150	Philip Morris International, Inc.	1,341,903
		2,674,618
	TRANSPORTATION & LOGISTICS - 1.9%
5,970	Union Pacific Corporation	1,361,399

	TRANSPORTATION EQUIPMENT - 1.9%
12,351	PACCAR, Inc.	1,284,751

	TOTAL COMMON STOCKS (Cost $65,584,931)	66,678,072

See accompanying notes to financial statements.

DONOGHUE FORLINES DIVIDEND FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value

	SHORT-TERM INVESTMENTS — 8.5%
	COLLATERAL FOR SECURITIES LOANED - 6.8%
4,604,218	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $4,604,218)(b),(c)	$4,604,218

	MONEY MARKET FUNDS - 1.7%
964,681	Dreyfus Treasury Securities Cash Management, Institutional Class, 4.36%(b)	964,681
144,421	Fidelity Investments Money Market Government Portfolio, Class I, 4.33%(b)	144,421
65,518	Invesco Government & Agency Portfolio, Institutional Class, 4.13%(b)	65,518
	TOTAL MONEY MARKET FUNDS (Cost $1,174,620)	1,174,620

	TOTAL SHORT-TERM INVESTMENTS (Cost $5,778,838)	5,778,838

	TOTAL INVESTMENTS - 106.7% (Cost $71,363,769)	$72,456,910
	LIABILITIES IN EXCESS OF OTHER ASSETS - (6.7)%	(4,531,149)
	NET ASSETS - 100.0%	$67,925,761

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $4,484,019.

(b)	Rate disclosed is the seven day effective yield as of December 31, 2024.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $4,604,218 at December 31, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2%
	ADVERTISING & MARKETING - 1.8%
6,073	Trade Desk, Inc. (The), Class A(a)	$713,760

	ASSET MANAGEMENT - 5.9%
4,560	Apollo Global Management, Inc.	753,130
2,464	LPL Financial Holdings, Inc.	804,521
5,043	Raymond James Financial, Inc.	783,329
		2,340,980
	BEVERAGES - 2.1%
15,632	Monster Beverage Corporation(a)	821,618

	BIOTECH & PHARMA - 2.1%
8,816	Gilead Sciences, Inc.	814,334

	CONTAINERS & PACKAGING - 1.9%
3,413	Packaging Corp of America	768,369

	DIVERSIFIED INDUSTRIALS - 1.9%
7,458	Pentair PLC	750,573

	ELECTRIC UTILITIES - 1.9%
5,578	Vistra Corporation	769,039

	ELECTRICAL EQUIPMENT - 3.8%
2,369	GE Vernova, LLC	779,235
6,472	Vertiv Holdings Company	735,284
		1,514,519

	ENTERTAINMENT CONTENT - 6.0%
2,408	AppLovin Corporation, Class A(a)	779,783
4,276	Take-Two Interactive Software, Inc.(a)	787,126
7,106	Walt Disney Company (The)	791,253
		2,358,162

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	HEALTH CARE REIT - 2.0%
6,334	Welltower, Inc.	$798,274

	INSTITUTIONAL FINANCIAL SERVICES - 4.0%
10,223	Bank of New York Mellon Corporation (The)	785,433
4,505	Interactive Brokers Group, Inc.(b)	795,898
		1,581,331
	INFRASTRUCTURE REIT - 1.9%
675	Texas Pacific Land Corporation(b)	746,523

	INTERNET MEDIA & SERVICES - 9.8%
154	Booking Holdings, Inc.	765,137
4,617	DoorDash, Inc., Class A(a)	774,502
4,280	Expedia Group, Inc.(a)	797,492
870	Netflix, Inc.(a)	775,448
9,948	Zillow Group, Inc., Class C(a)	736,649
		3,849,228
	LEISURE FACILITIES & SERVICES – 3.9%
14,958	Las Vegas Sands Corporation(b)	768,243
6,047	Live Nation Entertainment, Inc.	783,087
		1,551,330
	MEDICAL EQUIPMENT & DEVICES - 3.9%
2,978	Insulet Corporation(a)	777,466
4,873	Natera, Inc.(a)	771,396
		1,548,862
	RETAIL - CONSUMER STAPLES - 4.0%
13,280	Kroger Company (The)	812,072
8,577	Walmart, Inc.	774,932
		1,587,004
	RETAIL - DISCRETIONARY - 1.7%
3,245	Carvana Company(a)	659,903

	SOFTWARE - 19.6%
2,965	Atlassian Corporation, Class A(a),(b)	721,622
5,205	Datadog, Inc., Class A(a)	743,742
8,307	Fortinet, Inc.(a)	784,845

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	COMMON STOCKS — 98.2% (Continued)
	SOFTWARE - 19.6% (Continued)
4,772	Guidewire Software, Inc.(a)	$804,464
1,122	HubSpot, Inc.(a)	781,776
4,561	Oracle Corporation	760,045
11,232	Palantir Technologies, Inc., Class A(a),(b)	849,476
2,295	Salesforce, Inc.	767,287
710	ServiceNow, Inc.(a)	752,685
4,736	Snowflake, Inc., Class A(a)	731,286
		7,697,228
	TECHNOLOGY HARDWARE - 6.1%
13,901	Cisco Systems, Inc.	822,940
17,100	Corning, Inc.	812,592
2,015	Zebra Technologies Corporation(a)	778,233
		2,413,765
	TECHNOLOGY SERVICES - 8.0%
2,708	Automatic Data Processing, Inc.	792,713
371	Fair Isaac Corporation(a)	738,635
3,993	Fiserv, Inc.(a)	820,242
21,204	Toast, Inc., Class A(a)	772,886
		3,124,476
	TELECOMMUNICATIONS - 3.9%
34,687	AT&T, Inc.	789,823
3,476	T-Mobile US, Inc.	767,257
		1,557,080
	TRANSPORTATION & LOGISTICS - 2.0%
12,830	Delta Air Lines, Inc.	776,215

	TOTAL COMMON STOCKS (Cost $39,473,680)	38,742,573

	SHORT-TERM INVESTMENTS — 7.4%
	COLLATERAL FOR SECURITIES LOANED - 5.6%
2,221,789	Mount Vernon Liquid Assets Portfolio, 4.51% (Cost $2,221,789)(c),(d)	2,221,789

See accompanying notes to financial statements.

DONOGHUE FORLINES MOMENTUM FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2024

Shares		Fair Value
	SHORT-TERM INVESTMENTS — 7.4% (Continued)
	MONEY MARKET FUNDS - 1.8%
709,883	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $709,883)(d)	$709,883

	TOTAL SHORT-TERM INVESTMENTS (Cost $2,931,672)	2,931,672

	TOTAL INVESTMENTS - 105.6% (Cost $42,405,352)	$41,674,245
	LIABILITIES IN EXCESS OF OTHER ASSETS - (5.6)%	(2,225,538)
	NET ASSETS - 100.0%	$39,448,707

ETF	- Exchange-Traded Fund

LLC	- Limited Liability Company

PLC	- Public Limited Company

REIT	- Real Estate Investment Trust

(a)	Non-income producing security.

(b)	All or a portion of the security is on loan. The total fair value of the securities on loan as of December 31, 2024 was $2,143,962.

(c)	Security was purchased with cash received as collateral for securities on loan at December 31, 2024. Total collateral had a value of $2,221,789 at December 31, 2024.

(d)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

DONOGHUE FORLINES RISK MANAGED INCOME FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2024

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 31.9%
	FIXED INCOME - 31.9%
307,785	SPDR Blackstone Senior Loan ETF	$12,843,868
687,723	SPDR Portfolio High Yield Bond ETF	16,140,859
	TOTAL EXCHANGE-TRADED FUNDS (Cost $29,241,240)	28,984,727

	OPEN END FUNDS — 66.0%
	FIXED INCOME - 66.0%
1,231,774	BlackRock Floating Rate Income Portfolio, Institutional Class	11,923,573
1,197,639	Eaton Vance Floating-Rate Advantaged Fund, Class I	12,000,342
1,557,828	John Hancock Floating Rate Income Fund, Class I	11,932,959
1,466,288	Lord Abbett Floating Rate Fund, Class I	11,979,577
1,543,443	Virtus Seix Floating Rate High Income Fund, Class I	12,054,289
	TOTAL OPEN END FUNDS (Cost $59,511,022)	59,890,740

	SHORT-TERM INVESTMENTS — 2.1%
	MONEY MARKET FUNDS - 2.1%
1,947,576	Fidelity Investments Money Market Government Portfolio, Class I, 4.33% (Cost $1,947,576)(a)	1,947,576

	TOTAL INVESTMENTS - 100.0% (Cost $90,699,838)	$90,823,043
	LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0%	(44,255)
	NET ASSETS - 100.0%	$90,778,788

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Rate disclosed is the seven day effective yield as of December 31, 2024.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
December 31, 2024

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
ASSETS
Investment securities:
Unaffiliated investments at cost	$18,834,269	$98,756,169	$71,363,769	$42,405,352	$90,699,838
Affiliated investments at cost	10,704,821	—	—	—	—
Total investments at cost	$29,539,090	$98,756,169	$71,363,769	$42,405,352	$90,699,838
Unaffiliated investments at value *	$18,655,013	$97,389,059	$72,456,910	$41,674,245	$90,823,043
Affiliated investments at value	10,537,118	—	—	—	—
Total investments at value	29,192,131	97,389,059	72,456,910	41,674,245	90,823,043
Receivable for Fund shares sold	1,393	5,697	4,393	4,067	18,263
Due from advisor	5,040	—	—	—	—
Dividends and interest receivable	12,528	131,308	127,729	9,491	29,808
Prepaid expenses and other assets	13,194	60,349	37,420	36,799	25,868
TOTAL ASSETS	29,224,286	97,586,413	72,626,452	41,724,602	90,896,982

LIABILITIES
Security lending collateral (Note 6)	2,701,053	7,920,747	4,604,218	2,221,789	—
Payable for Fund shares repurchased	—	11,733	2,526	1,528	11,676
Investment advisory fees payable	—	70,804	59,260	34,648	48,269
Distribution (12b-1) fees payable	1,246	1,152	4,703	699	—
Payable to related parties	14,696	17,399	17,469	3,992	30,733
Payable to trustees	—	232	491	432	472
Accrued expenses and other liabilities	16,725	11,607	12,024	12,807	27,044
TOTAL LIABILITIES	2,733,720	8,033,674	4,700,691	2,275,895	118,194
NET ASSETS	$26,490,566	$89,552,739	$67,925,761	$39,448,707	$90,778,788

COMPOSITION OF NET ASSETS:
Paid in capital	$29,336,528	$111,192,703	$186,913,368	$38,848,344	$96,395,118
Accumulated earnings (losses)	(2,845,962)	(21,639,964)	(118,987,607)	600,363	(5,616,330)
NET ASSETS	$26,490,566	$89,552,739	$67,925,761	$39,448,707	$90,778,788

NET ASSET VALUE PER SHARE:
Class A Shares:
Net Assets	$3,119,943	$2,526,990	$6,233,986	$863,777	$126
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	291,343	282,904	674,157	61,689	13
Net asset value (Net Assets ÷ Shares Outstanding) and redemption price per share	$10.71	$8.93	$9.25	$14.00	$9.89	(b)
Maximum offering price per share (net asset value plus maximum sales charge of 5.00%) (a)	$11.27	$9.40	$9.74	$14.74	$10.41

Class C Shares:
Net Assets	$628,252	$703,225	$3,831,507	$573,570	$592,970
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	59,604	79,942	418,195	43,599	62,516
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.54	$8.80	$9.16	$13.16	$9.49

Class I Shares:
Net Assets	$22,742,371	$86,322,524	$57,860,268	$38,011,360	$90,185,692
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	2,132,372	9,687,814	6,289,093	2,664,455	9,412,496
Net asset value (Net Assets ÷ Shares Outstanding), offering price and redemption price per share	$10.67	$8.91	$9.20	$14.27	$9.58

*	Includes Securities Loaned $2,620,021; $7,683,125; $4,484,019; $2,143,962; $0

(a)	On investments of $50,000 or more, the offering price is reduced.

(b)	NAV does not recalculate due to rounding of net assets.

See accompanying notes to financial statements.

Donoghue Forlines Funds
STATEMENTS OF OPERATIONS (Unaudited)
For the Six Months Ended December 31, 2024

	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines	Donoghue Forlines
	Tactical Allocation	Tactical Income	Dividend	Momentum	Risk Managed Income
	Fund	Fund	Fund	Fund	Fund
INVESTMENT INCOME
Dividends - Unaffiliated Investments (including foreign dividend tax withholding of $0, $0, $1,704, $0, and $0, respectively)	$217,323	$2,228,392	$1,095,212	$96,876	$2,875,107
Dividends - Affiliated Investments	472,222	—	—	—	—
Interest	11,941	34,563	31,144	13,979	38,934
Securities lending	3,983	7,300	4,453	1,006	2,833
TOTAL INVESTMENT INCOME	705,469	2,270,255	1,130,809	111,861	2,916,874

EXPENSES
Investment advisory fees	101,965	360,571	283,024	85,965	215,330
Distribution (12b-1) fees:
Class A	4,229	3,366	8,143	1,117	—
Class C	3,196	3,673	20,270	2,994	3,295
Registration fees	22,559	27,721	25,203	20,285	25,080
Administration fees	22,294	42,358	37,001	14,898	41,826
Accounting services fees	20,745	22,991	22,216	20,245	22,698
Audit fees	10,535	9,375	10,055	10,046	10,046
Legal fees	8,699	6,301	8,699	8,699	8,699
Trustees’ fees and expenses	8,305	8,066	8,305	8,305	8,305
Transfer agent fees	5,545	8,066	17,617	5,496	25,485
Compliance officer fees	5,041	6,049	5,053	4,033	7,586
Third party administrative servicing fees	4,992	11,088	9,221	2,520	44,699
Printing and postage expenses	3,781	6,301	5,102	2,521	7,623
Custodian fees	2,520	2,521	2,520	2,520	5,459
Insurance expense	1,757	1,715	1,757	1,512	2,251
Other expenses	2,520	2,520	2,520	2,520	2,520
TOTAL EXPENSES	228,683	522,682	466,706	193,676	430,902
Less: Fees waived by the Advisor	(58,116)	—	—	(16,019)	—
Less: Fees waived by the Advisor for affiliated investments	(30,789)	—	—	—	—
NET EXPENSES	139,778	522,682	466,706	177,657	430,902

NET INVESTMENT INCOME (LOSS)	565,691	1,747,573	664,103	(65,796)	2,485,972

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain from unaffiliated investments	255,475	1,447,496	1,838,142	1,722,651	122,908
Net realized gain from affiliated investments	2,338,647	—	—	—	—
Distributions of realized gains from underlying investment companies	81,387	—	—	—	—
Net change in unrealized appreciation (depreciation) on unaffiliated investments	(372,835)	(1,277,883)	8,764	(2,171,694)	(295,200)
Net change in unrealized appreciation (depreciation) on affiliated investments	(1,809,045)	—	—	—	—
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS	493,629	169,613	1,846,906	(449,043)	(172,292)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$1,059,320	$1,917,186	$2,511,009	$(514,839)	$2,313,680

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$565,691	$741,184
Net realized gain from security transactions	2,594,122	131,479
Distributions of realized gains from underlying investment companies	81,387	—
Net change in unrealized appreciation (depreciation) on investments	(2,181,880)	2,048,100
Net increase in net assets resulting from operations	1,059,320	2,920,763

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(68,544)	(148,895)
Class C	(10,938)	(12,315)
Class I	(505,717)	(573,825)
Net decrease in net assets resulting from distributions to shareholders	(585,199)	(735,035)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	5,319	587,084
Class I	1,327,192	9,818,903
Net asset value of shares issued in reinvestment of distributions:
Class A	60,123	137,769
Class C	10,558	11,912
Class I	485,956	550,892
Payments for shares redeemed:
Class A	(337,175)	(6,145,554)
Class C	(11,115)	(96,165)
Class I	(2,024,780)	(8,377,607)
Net decrease in net assets resulting from shares of beneficial interest	(483,922)	(3,512,766)

TOTAL DECREASE IN NET ASSETS	(9,801)	(1,327,038)

NET ASSETS
Beginning of Period	26,500,367	27,827,405
End of Period	$26,490,566	$26,500,367

SHARE ACTIVITY
Class A:
Shares Sold	492	59,706
Shares Reinvested	5,548	13,806
Shares Redeemed	(31,036)	(603,998)
Net decrease in shares of beneficial interest outstanding	(24,996)	(530,486)

Class C:
Shares Reinvested	991	1,209
Shares Redeemed	(1,034)	(9,375)
Net decrease in shares of beneficial interest outstanding	(43)	(8,166)

Class I:
Shares Sold	122,008	970,150
Shares Reinvested	45,005	54,550
Shares Redeemed	(187,010)	(845,092)
Net increase (decrease) in shares of beneficial interest outstanding	(19,997)	179,608

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$1,747,573	$2,508,323
Net realized gain from security transactions	1,447,496	871,151
Net change in unrealized depreciation on investments	(1,277,883)	(48,690)
Net increase in net assets resulting from operations	1,917,186	3,330,784

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(56,230)	(98,554)
Class C	(13,014)	(24,954)
Class I	(1,725,547)	(2,396,562)
Net decrease in net assets resulting from distributions to shareholders	(1,794,791)	(2,520,070)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	94,737	172,889
Class C	4,809	46,817
Class I	31,136,609	59,554,761
Net asset value of shares issued in reinvestment of distributions:
Class A	46,875	87,889
Class C	11,533	22,426
Class I	1,498,314	2,058,497
Payments for shares redeemed:
Class A	(422,649)	(626,151)
Class C	(115,497)	(242,887)
Class I	(13,593,382)	(31,620,087)
Net increase in net assets resulting from shares of beneficial interest	18,661,349	29,454,154

TOTAL INCREASE IN NET ASSETS	18,783,744	30,264,868

NET ASSETS
Beginning of Period	70,768,995	40,504,127
End of Period	$89,552,739	$70,768,995

SHARE ACTIVITY
Class A:
Shares Sold	10,297	19,461
Shares Reinvested	5,192	9,947
Shares Redeemed	(46,419)	(71,004)
Net decrease in shares of beneficial interest outstanding	(30,930)	(41,596)

Class C:
Shares Sold	538	5,276
Shares Reinvested	1,297	2,574
Shares Redeemed	(13,037)	(27,483)
Net decrease in shares of beneficial interest outstanding	(11,202)	(19,633)

Class I:
Shares Sold	3,425,950	6,754,658
Shares Reinvested	166,594	233,428
Shares Redeemed	(1,506,006)	(3,604,625)
Net increase in shares of beneficial interest outstanding	2,086,538	3,383,461

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$664,103	$350,736
Net realized gain from security transactions	1,838,142	1,021,693
Net change in unrealized appreciation on investments	8,764	362,502
Net increase in net assets resulting from operations	2,511,009	1,734,931

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(72,957)	(93,925)
Class C	(30,180)	(29,107)
Class I	(686,097)	(235,785)
Net decrease in net assets resulting from distributions to shareholders	(789,234)	(358,817)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	63,349	154,297
Class C	15,914	40,462
Class I	48,705,228	2,540,610
Net asset value of shares issued in reinvestment of distributions:
Class A	67,869	87,990
Class C	28,394	26,320
Class I	616,482	220,781
Payments for shares redeemed:
Class A	(424,655)	(2,473,024)
Class C	(374,968)	(1,386,559)
Class I	(4,664,027)	(8,613,428)
Net increase (decrease) in net assets resulting from shares of beneficial interest	44,033,586	(9,402,551)

TOTAL INCREASE (DECREASE) IN NET ASSETS	45,755,361	(8,026,437)

NET ASSETS
Beginning of Period	22,170,400	30,196,837
End of Period	$67,925,761	$22,170,400

SHARE ACTIVITY
Class A:
Shares Sold	6,807	18,567
Shares Reinvested	7,195	10,464
Shares Redeemed	(44,774)	(298,073)
Net decrease in shares of beneficial interest outstanding	(30,772)	(269,042)

Class C:
Shares Sold	1,711	4,839
Shares Reinvested	3,045	3,152
Shares Redeemed	(40,270)	(167,854)
Net decrease in shares of beneficial interest outstanding	(35,514)	(159,863)

Class I:
Shares Sold	5,335,316	309,033
Shares Reinvested	65,779	26,518
Shares Redeemed	(491,948)	(1,069,093)
Net increase (decrease) in shares of beneficial interest outstanding	4,909,147	(733,542)

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment loss	$(65,796)	$(126,953)
Net realized gain from security transactions	1,722,651	2,639,757
Net change in unrealized appreciation (depreciation) on investments	(2,171,694)	659,236
Net increase (decrease) in net assets resulting from operations	(514,839)	3,172,040

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(18,394)	—
Class C	(13,002)	—
Class I	(793,030)	—
Net decrease in net assets resulting from distributions to shareholders	(824,426)	—

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	2,401	47,081
Class C	13,747	16,622
Class I	31,382,030	5,225,297
Net asset value of shares issued in reinvestment of distributions:
Class A	16,773	—
Class C	12,481	—
Class I	731,205	—
Payments for shares redeemed:
Class A	(31,128)	(237,530)
Class C	(70,400)	(156,702)
Class I	(1,349,666)	(7,446,126)
Net increase (decrease) in net assets resulting from shares of beneficial interest	30,707,443	(2,551,358)

TOTAL INCREASE IN NET ASSETS	29,368,178	620,682

NET ASSETS
Beginning of Period	10,080,529	9,459,847
End of Period	$39,448,707	$10,080,529

SHARE ACTIVITY
Class A:
Shares Sold	169	3,648
Shares Reinvested	1,162	—
Shares Redeemed	(2,073)	(20,600)
Net decrease in shares of beneficial interest outstanding	(742)	(16,952)

Class C:
Shares Sold	994	1,551
Shares Reinvested	920	—
Shares Redeemed	(5,293)	(13,046)
Net decrease in shares of beneficial interest outstanding	(3,379)	(11,495)

Class I:
Shares Sold	2,101,230	440,072
Shares Reinvested	49,742	—
Shares Redeemed	(91,352)	(558,880)
Net increase (decrease) in shares of beneficial interest outstanding	2,059,620	(118,808)

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
STATEMENTS OF CHANGES IN NET ASSETS

	For the	For the
	Six Months Ended	Year Ended
	December 31, 2024	June 30, 2024
FROM OPERATIONS	(Unaudited)
Net investment income	$2,485,972	$5,720,843
Net realized gain (loss) from security transactions	122,908	(149,867)
Net change in unrealized depreciation on investments	(295,200)	(69,781)
Net increase in net assets resulting from operations	2,313,680	5,501,195

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:
Class A	(5)	(10)
Class C	(22,040)	(51,933)
Class I	(2,559,580)	(5,632,162)
Net decrease in net assets resulting from distributions to shareholders	(2,581,625)	(5,684,105)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold:
Class A	1	—
Class C	—	27,946
Class I	44,156,075	69,318,816
Net asset value of shares issued in reinvestment of distributions:
Class A	5	10
Class C	21,448	49,988
Class I	2,043,185	2,870,571
Payments for shares redeemed:
Class A	(1)	—
Class C	(150,647)	(13,440)
Class I	(43,350,323)	(75,237,127)
Net increase (decrease) in net assets resulting from shares of beneficial interest	2,719,743	(2,983,236)

TOTAL INCREASE (DECREASE) IN NET ASSETS	2,451,798	(3,166,146)

NET ASSETS
Beginning of Period	88,326,990	91,493,136
End of Period	$90,778,788	$88,326,990

SHARE ACTIVITY
Class A:
Shares Reinvested	1	1
Net increase in shares of beneficial interest outstanding	1	1

Class C:
Shares Sold	—	2,904
Shares Reinvested	2,257	5,257
Shares Redeemed	(15,827)	(1,402)
Net increase (decrease) in shares of beneficial interest outstanding	(13,570)	6,759

Class I:
Shares Sold	4,557,368	7,134,152
Shares Reinvested	212,958	299,148
Shares Redeemed	(4,482,042)	(7,738,010)
Net increase (decrease) in shares of beneficial interest outstanding	288,284	(304,710)

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$10.52		$9.66		$9.13		$10.92		$9.06	$9.80

Activity from investment operations:
Net investment income (1)	0.20		0.26		0.21		0.17		0.07	0.11
Net realized and unrealized gain (loss) on investments	0.22		0.86		0.55		(1.76)		1.86	(0.76)
Total from investment operations	0.42		1.12		0.76		(1.59)		1.93	(0.65)

Less distributions from:
Net investment income	(0.23)		$(0.26)		(0.23)		(0.20)		(0.07)	(0.09)
Total distributions	(0.23)		$(0.26)		(0.23)		(0.20)		(0.07)	(0.09)

Net asset value, end of period	$10.71		$10.52		$9.66		$9.13		$10.92	$9.06
Total return (2)	3.94	% (5)	11.73%		8.47%		(14.88)%		21.34%	(6.73)%
Net assets, at end of period (000s)	$3,120		3,328		$8,183		$10,388		$15,277	$15,318

Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.88	% (6)	1.81%		1.69%		1.52%		1.46%	1.32%
Ratio of net expenses to average net assets (3)	1.22	% (6,7)	1.34	% (7)	1.38	% (7)	1.38	% (7)	1.45%	1.32%
Ratio of net investment income to average net assets (3,4)	3.96	% (6,7)	2.66	% (7)	2.34	% (7)	1.74	% (7)	0.64%	1.10%
Portfolio Turnover Rate	116	% (5)	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.45	% (6)	1.45%	1.45%	1.45%	N/A	N/A
Net investment income to average net assets	3.73	% (6)	2.55%	2.27%	1.67%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$10.36		$9.52		$9.02		$10.85		$9.02	$9.79

Activity from investment operations:
Net investment income (loss) (1)	0.16		0.18		0.14		0.10		(0.01)	0.03
Net realized and unrealized gain (loss) on investments	0.21		0.85		0.54		(1.75)		1.86	(0.75)
Total from investment operations	0.37		1.03		0.68		(1.65)		1.85	(0.72)

Less distributions from:
Net investment income	(0.19)		(0.19)		(0.18)		(0.18)		(0.02)	(0.05)
Total distributions	(0.19)		(0.19)		(0.18)		(0.18)		(0.02)	(0.05)

Net asset value, end of period	$10.54		$10.36		$9.52		$9.02		$10.85	$9.02
Total return (2)	3.52	% (5)	10.91%		7.59%		(15.51)%		20.54%	(7.46)%
Net assets, at end of period (000s)	$628		$618		$646		$742		$886	$647

Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	2.63	% (6)	2.56%		2.44%		2.27%		2.21%	2.07%
Ratio of net expenses to average net assets (3)	1.97	% (6,7)	2.09	% (7)	2.13	% (7)	2.13	% (7)	2.20%	2.07%
Ratio of net investment income (loss) to average net assets (3,4)	3.21	% (6,7)	1.89	% (7)	1.62	% (7)	1.02	% (7)	(0.05)%	0.26%
Portfolio Turnover Rate	116	% (5)	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	2.20	% (6)	2.20%	2.20%	2.20%	N/A	N/A
Net investment income to average net assets	2.98	% (6)	1.78%	1.55%	0.95%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Allocation Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$10.48		$9.63		$9.10		$10.87		$9.02	$9.78

Activity from investment operations:
Net investment income (1)	0.22		0.27		0.23		0.20		0.08	0.13
Net realized and unrealized gain (loss) on investments	0.21		0.87		0.56		(1.76)		1.87	(0.76)
Total from investment operations	0.43		1.14		0.79		(1.56)		1.95	(0.63)

Less distributions from:
Net investment income	(0.24)		(0.29)		(0.26)		(0.21)		(0.10)	(0.13)
Total distributions	(0.24)		(0.29)		(0.26)		(0.21)		(0.10)	(0.13)

Net asset value, end of period	$10.67		$10.48		$9.63		$9.10		$10.87	$9.02
Total return (2)	4.09	% (5)	11.97	% (5)	8.78	% (5)	(14.65)%		21.63%	(6.52)%
Net assets, at end of period (000s)	$22,742		$22,554		$18,998		$25,242		$42,736	$68,640

Ratio of expenses to average net assets before Advisory fee waiver/recapture (3)	1.63	% (6)	1.56%		1.44%		1.27%		1.21%	1.07%
Ratio of net expenses to average net assets (3)	0.97	% (6,7)	1.09	% (7)	1.13	% (7)	1.13	% (7)	1.20%	1.07%
Ratio of net investment income to average net assets (3,4)	4.22	% (6,7)	2.81	% (7)	2.58	% (7)	2.00	% (7)	0.83%	1.35%
Portfolio Turnover Rate	116	% (5)	199%		251%		290%		150%	294%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the Advisor as well as fees waived by the Advisor for investments in affiliates. Excluding fees waived by the Advisor for investments in affiliates, but not fees waived by the Advisor, the following ratios would have been:

Net expenses to average net assets	1.20	% (6)	1.20%	1.20%	1.20%	N/A	N/A
Net investment income to average net assets	3.99	% (6)	2.70%	2.52%	1.93%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$8.86		$8.67		$8.75		$9.78		$9.22	$9.94

Activity from investment operations:
Net investment income (1)	0.21		0.34		0.23		0.12		0.11	0.15
Net realized and unrealized gain (loss) on investments	0.06		0.15		(0.06)		(1.00)		0.57	(0.72)
Total from investment operations	0.27		0.49		0.17		(0.88)		0.68	(0.57)

Less distributions from:
Net investment income	(0.20)		(0.30)		(0.25)		(0.15)		(0.12)	(0.15)
Total distributions	(0.20)		(0.30)		(0.25)		(0.15)		(0.12)	(0.15)

Net asset value, end of period	$8.93		$8.86		$8.67		$8.75		$9.78	$9.22
Total return (2)	3.01	% (5)	5.72%		2.03%		(9.12)%		7.37%	(5.82)%
Net assets, at end of period (000s)	$2,527		$2,781		$3,082		$3,679		$5,422	$7,266

Ratio of expenses to average net assets (3)	1.68	% (6,7)	1.77	% (7)	1.82	% (7)	1.76	% (7)	1.70%	1.61%
Ratio of net investment income to average net assets (3,4)	4.56	% (6,7)	3.89	% (7)	2.69	% (7)	1.32	% (7)	1.18%	1.55%
Portfolio Turnover Rate	138	% (5)	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized

(6)	Annualized

(7)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	(6)	1.78%	1.85%	1.78%	N/A	N/A
Net investment income to average net assets	N/A	(6)	3.88%	2.66%	1.30%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$8.73		$8.56		$8.66		$9.71		$9.13	$9.83

Activity from investment operations:
Net investment income (1)	0.17		0.27		0.16		0.04		0.04	0.06
Net realized and unrealized gain (loss) on investments	0.06		0.15		(0.06)		(0.98)		0.55	(0.69)
Total from investment operations	0.23		0.42		0.10		(0.94)		0.59	(0.63)

Less distributions from:
Net investment income	(0.16)		(0.25)		(0.20)		(0.11)		(0.01)	(0.07)
Total distributions	(0.16)		(0.25)		(0.20)		(0.11)		(0.01)	(0.07)

Net asset value, end of period	$8.80		$8.73		$8.56		$8.66		$9.71	$9.13
Total return (2)	2.66	% (5)	4.95%		1.24%		(9.74)%		6.47%	(6.50)%
Net assets, at end of period (000s)	$703		$796		$948		$1,199		$1,384	$3,416

Ratio of expenses to average net assets (3)	2.43	% (6,7)	2.52	% (7)	2.57	% (7)	2.51	% (7)	2.45%	2.36%
Ratio of net investment income to average net assets (3,4)	3.83	% (6,7)	3.15	% (7)	1.92	% (7)	0.48	% (7)	0.39%	0.64%
Portfolio Turnover Rate	138	% (5)	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

(7)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	(6)	2.53%	2.60%	2.53%	N/A	N/A
Net investment income to average net assets	N/A	(6)	3.14%	1.89%	0.46%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Tactical Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended		Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,		June 30,	June 30,
	(Unaudited)		2024		2023		2022		2021	2020
Net asset value, beginning of period	$8.84		$8.65		$8.72		$9.74		$9.20	$9.93

Activity from investment operations:
Net investment income (1)	0.22		0.35		0.25		0.14		0.14	0.18
Net realized and unrealized gain (loss) on investments	0.06		0.16		(0.05)		(0.99)		0.55	(0.72)
Total from investment operations	0.28		0.51		0.20		(0.85)		0.69	(0.54)

Less distributions from:
Net investment income	(0.21)		(0.32)		(0.27)		(0.17)		(0.15)	(0.19)
Total distributions	(0.21)		(0.32)		(0.27)		(0.17)		(0.15)	(0.19)

Net asset value, end of period	$8.91		$8.84		$8.65		$8.72		$9.74	$9.20
Total return (2)	3.15	% (5)	5.93%		2.35%		(8.87)%		7.50%	(5.54)%
Net assets, at end of period (000s)	$86,323		$67,193		$36,474		$42,439		$54,631	$77,885

Ratio of expenses to average net assets (3)	1.43	% (6,7)	1.52	% (7)	1.57	% (7)	1.51	% (7)	1.45%	1.36%
Ratio of net investment income to average net assets (3,4)	4.87	% (6,7)	3.96	% (7)	2.95	% (7)	1.54	% (7)	1.43%	1.80%
Portfolio Turnover Rate	138	% (5)	340%		430%		545%		205%	221%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not Annualized.

(6)	Annualized.

(7)	Including fees waived by the Advisor for investments in affiliates. Excluding fees waived for investments in affiliates, the following ratios would have been:

Expenses to average net assets	N/A	(6)	1.53%	1.60%	1.53%	N/A	N/A
Net investment income to average net assets	N/A	(6)	3.95%	2.92%	1.52%	N/A	N/A

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.77		$8.20	$8.56	$9.15	$7.01	$8.43
Activity from investment operations:
Net investment income (1)	0.09		0.11	0.12	0.15	0.13	0.13
Net realized and unrealized gain (loss) on investments	0.50		0.58	(0.36)	(0.58)	2.35	(1.41)
Total from investment operations	0.59		0.69	(0.24)	(0.43)	2.48	(1.28)

Less distributions from:
Net investment income	(0.11)		(0.12)	(0.12)	(0.16)	(0.34)	(0.14)
Total distributions	(0.11)		(0.12)	(0.12)	(0.16)	(0.34)	(0.14)

Paid-in-Capital From Redemption Fees (1)	—		—	—	—	—	0.00 (2)

Net asset value, end of period	$9.25		$8.77	$8.20	$8.56	$9.15	$7.01
Total return (3)	6.68	% (6)	8.44%	(2.81)%	(4.82)%	36.34%	(15.48)%
Net assets, at end of period (000s)	$6,234		$6,184	$7,982	$11,406	$14,488	$17,009

Ratio of expenses to average net assets before fee waivers/recapture (4)	1.78	% (7)	2.26%	2.02%	1.81%	1.83%	1.66%
Ratio of net expenses to average net assets after fee waivers/recapture (4,5)	1.78	% (7)	2.25%	2.02%	1.81%	1.83%	1.66%
Ratio of net investment income to average net assets (4,5)	1.93	% (7)	1.36%	1.36%	1.66%	1.65%	1.70%
Portfolio Turnover Rate	140	% (6)	285%	193%	156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not Annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$8.69		$8.13	$8.49	$9.08	$6.94	$8.38

Activity from investment operations:
Net investment income (1)	0.05		0.05	0.05	0.08	0.07	0.07
Net realized and unrealized gain (loss) on investments	0.49		0.57	(0.35)	(0.58)	2.33	(1.41)
Total from investment operations	0.54		0.62	(0.30)	(0.50)	2.40	(1.34)

Less distributions from:
Net investment income	(0.07)		(0.06)	(0.06)	(0.09)	(0.26)	(0.10)
Total distributions	(0.07)		(0.06)	(0.06)	(0.09)	(0.26)	(0.10)

Net asset value, end of period	$9.16		$8.69	$8.13	$8.49	$9.08	$6.94
Total return (2)	6.22	% (5)	7.63%	(3.58)%	(5.58)%	35.42%	(16.15)%
Net assets, at end of period (000s)	$3,832		$3,944	$4,987	$6,729	$9,174	$12,788

Ratio of expenses to average net assets before fee waivers/recapture (3)	2.53	% (6)	3.01%	2.77%	2.56%	2.58%	2.41%
Ratio of net expenses to average net assets after fee waivers/recapture (3)	2.53	% (6)	3.00%	2.77%	2.56%	2.58%	2.41%
Ratio of net investment income to average net assets (3,4)	1.17	% (6)	0.60%	0.60%	0.90%	0.89%	0.96%
Portfolio Turnover Rate	140	% (5)	285%	193%	156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and exclude the effect of applicable sales charges and assumes reinvestment of dividends and capital gain distributions.

(3)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(4)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Not annualized.

(6)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Dividend Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended		Year Ended		Year Ended	Year Ended	Year Ended
	2024		June 30,		June 30,		June 30,	June 30,	June 30,
	(Unaudited)		2024		2023		2022	2021	2020
Net asset value, beginning of period	$8.73		$8.15		$8.52		$9.11	$6.99	$8.39

Activity from investment operations:
Net investment income (1)	0.12		0.13		0.14		0.18	0.15	0.15
Net realized and unrealized gain (loss) on investments	0.47		0.59		(0.37)		(0.59)	2.34	(1.40)
Total from investment operations	0.59		0.72		(0.23)		(0.41)	2.49	(1.25)

Less distributions from:
Net investment income	(0.12)		(0.14)		(0.14)		(0.18)	(0.37)	(0.15)
Total distributions	(0.12)		(0.14)		(0.14)		(0.18)	(0.37)	(0.15)

Net asset value, end of period	$9.20		$8.73		$8.15		$8.52	$9.11	$6.99
Total return (2)	6.73	% (6)	8.89	% (3)	(2.68	)% (3)	(4.60)%	36.60%	(15.19)%
Net assets, at end of period (000s)	$57,860		$12,042		$17,228		$19,314	$24,408	$28,164

Ratio of expenses to average net assets before fee waivers/recapture (4)	1.53	% (7)	2.01%		1.77%		1.56%	1.58%	1.41%
Ratio of net expenses to average net assets after fee waivers/recapture (4)	1.53	% (7)	2.00%		1.77%		1.56%	1.58%	1.41%
Ratio of net investment income to average net assets (4,5)	2.50	% (7)	1.60%		1.63%		1.90%	1.89%	1.95%
Portfolio Turnover Rate	140	% (6)	285%		193%		156%	309%	253%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

(4)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.96		$10.88	$10.49	$12.32	$7.76	$10.38

Activity from investment operations:
Net investment loss (1)	(0.07)		(0.15)	(0.08)	(0.15)	(0.10)	(0.06)
Net realized and unrealized gain (loss) on investments	0.41		3.23	0.47	(1.68)	4.66	(2.11)
Total from investment operations	0.34		3.08	0.39	(1.83)	4.56	(2.17)

Less distributions from:
Net realized gains	(0.30)		—	—	—	—	(0.45)
Return of capital	—		—	—	—	—	(0.00	) (2)
Total distributions	(0.30)		—	—	—	—	(0.45)

Net asset value, end of period	$14.00		$13.96	$10.88	$10.49	$12.32	$7.76
Total return (3)	2.40	% (4)	28.31%	3.72%	(14.85)%	58.76%	(21.99)%
Net assets, at end of period (000s)	$864		$872	$864	$1,088	$1,555	$1,314

Ratio of expenses to average net assets before fee waivers/recapture (6)	2.43	% (5)	3.05%	3.05%	2.64%	2.46%	1.97%
Ratio of net expenses after waiver/recapture to average net assets (6)	2.25	% (5)	2.25%	2.25%	2.25%	2.25%	1.97%
Ratio of net investment loss to average net assets (6,7)	(0.96	)% (5)	(1.30)%	(0.76)%	(1.23)%	(0.98)%	(0.56)%
Portfolio Turnover Rate	135	% (4)	214%	296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$13.18		$10.35	$10.06	$11.90	$7.55	$10.19

Activity from investment operations:
Net investment loss (1)	(0.12)		(0.23)	(0.15)	(0.22)	(0.17)	(0.13)
Net realized and unrealized gain (loss) on investments	0.40		3.06	0.44	(1.62)	4.52	(2.06)
Total from investment operations	0.28		2.83	0.29	(1.84)	4.35	(2.19)

Less distributions from:
Net realized gains	(0.30)		—	—	—	—	(0.45)
Return of capital	—		—	—	—	—	(0.00	) (2)
Total distributions	(0.30)		—	—	—	—	(0.45)

Net asset value, end of period	$13.16		$13.18	$10.35	$10.06	$11.90	$7.55
Total return (3)	2.09	% (6)	27.34%	2.88%	(15.46)%	57.62%	(22.61)%
Net assets, at end of period (000s)	$574		$619	$605	$796	$1,205	$2,223

Ratio of expenses to average net assets before fee waivers (4)	3.18	% (7)	3.80%	3.80%	3.39%	3.21%	2.72%
Ratio of net expenses after waiver to average net assets (4)	3.00	% (7)	3.00%	3.00%	3.00%	3.00%	2.72%
Ratio of net investment loss to average net assets (4,5)	(1.72	)% (7)	(2.05)%	(1.51)%	(1.94)%	(1.76)%	(1.35)%
Portfolio Turnover Rate	135	% (6)	214%	296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment loss to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment loss by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Momentum Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$14.20		$11.04	$10.62	$12.44	$7.82	$10.42

Activity from investment operations:
Net investment loss (1)	(0.05)		(0.13)	(0.05)	(0.12)	(0.07)	(0.03)
Net realized and unrealized gain (loss) on investments	0.42		3.29	0.47	(1.70)	4.69	(2.12)
Total from investment operations	0.37		3.16	0.42	(1.82)	4.62	(2.15)

Less distributions from:
Net realized gains	(0.30)		—	—	—	—	(0.45)
Return of capital	—		—	—	—	—	(0.00	) (2)
Total distributions	(0.30)		—	—	—	—	(0.45)

Net asset value, end of period	$14.27		$14.20	$11.04	$10.62	$12.44	$7.82
Total return (3)	2.57	% (6)	28.62%	3.95%	(14.63)%	59.08%	(21.70)%
Net assets, at end of period (000s)	$38,011		$8,590	$7,990	$9,361	$13,344	$14,110

Ratio of expenses to average net assets before fee waivers/recapture (4)	2.18	% (7)	2.80%	2.80%	2.39%	2.21%	1.72%
Ratio of net expenses after waiver/recapture to average net assets (4)	2.00	% (7)	2.00%	2.00%	2.00%	2.00%	1.72%
Ratio of net investment loss to average net assets (4,5)	(0.72	)% (7)	(1.06)%	(0.51)%	(0.95)%	(0.74)%	(0.31)%
Portfolio Turnover Rate	135	% (6)	214%	296%	222%	400%	428%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Amount is less than $0.01.

(3)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(4)	The ratios of expenses and net investment income/(loss) to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(5)	Recognition of net investment income (loss) by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(6)	Not annualized.

(7)	Annualized.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class A
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,		June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024		2023	2022	2021	2020
Net asset value, beginning of period	$9.87		$9.81		$9.82	$10.14	$9.53	$9.93

Activity from investment operations:
Net investment income (1)	0.40		0.87		0.17	0.17	0.25	0.30
Net realized and unrealized gain (loss) on investments	0.02		0.02		0.05	(0.38)	0.63	(0.51)
Total from investment operations	0.42		0.89		0.22	(0.21)	0.88	(0.21)

Less distributions from:
Net investment income	(0.40)		(0.83)		(0.23)	(0.11)	(0.27)	(0.19)
Total distributions	(0.40)		(0.83)		(0.23)	(0.11)	(0.27)	(0.19)

Net asset value, end of period	$9.89		$9.87		$9.81	$9.82	$10.14	$9.53
Total return (2)	4.42	% (4,8)	9.42	% (8)	2.23%	(2.14)%	9.25%	(2.14)%
Net assets, at end of period (000s)	$126	(3)	$121	(3)	$110	$20	$106	$97

Ratio of expenses to average net assets (6)	1.54	% (5)	1.37%		1.33%	1.32%	1.41%	1.40%
Ratio of net investment income to average net assets (6,7)	8.02	% (5)	8.77%		1.71%	1.66%	2.50%	3.00%
Portfolio Turnover Rate	86	% (5)	126%		404%	358%	148%	412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Less than $1,000.

(4)	Not annualized.

(5)	Annualized.

(6)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(7)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class C
	Six Months Ended
	December 31,		Year Ended		Year Ended	Year Ended	Year Ended		Year Ended
	2024		June 30,		June 30,	June 30,	June 30,		June 30,
	(Unaudited)		2024		2023	2022	2021		2020
Net asset value, beginning of period	$9.51		$9.55		$9.71	$10.04	$9.42		$9.86

Activity from investment operations:
Net investment income (1)	0.31		0.64		0.24	0.06	0.18		0.15
Net realized and unrealized gain (loss) on investments	(0.01)		0.02		(0.18)	(0.34)	0.61		(0.44)
Total from investment operations	0.30		0.66		0.06	(0.28)	0.79		(0.29)

Less distributions from:
Net investment income	(0.32)		(0.70)		(0.22)	(0.05)	(0.17)		(0.15)
Total distributions	(0.32)		(0.70)		(0.22)	(0.05)	(0.17)		(0.15)

Net asset value, end of period	$9.49		$9.51		$9.55	$9.71	$10.04		$9.42
Total return (2)	3.29	% (3,7)	7.16	% (7)	0.67%	(2.84)%	8.58	% (7)	(2.94)%
Net assets, at end of period (000s)	$593		$723		$662	$679	$722		$531

Ratio of expenses to average net assets (5)	2.29	% (4)	2.12%		2.08%	2.07%	2.16%		2.15%
Ratio of net investment income to average net assets (5,6)	6.40	% (4)	6.70%		2.52%	0.58%	1.77%		1.57%
Portfolio Turnover Rate	86	% (3)	126%		404%	358%	148%		412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Annualized

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(7)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset value and returns for shareholder transactions.

See accompanying notes to financial statements.

Donoghue Forlines Risk Managed Income Fund
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout Each Period

	Class I
	Six Months Ended
	December 31,		Year Ended	Year Ended	Year Ended	Year Ended	Year Ended
	2024		June 30,	June 30,	June 30,	June 30,	June 30,
	(Unaudited)		2024	2023	2022	2021	2020
Net asset value, beginning of period	$9.60		$9.63	$9.79	$10.12	$9.51	$9.97

Activity from investment operations:
Net investment income (1)	0.37		0.75	0.33	0.14	0.28	0.27
Net realized and unrealized gain (loss) on investments	(0.02)		0.02	(0.17)	(0.34)	0.63	(0.46)
Total from investment operations	0.35		0.77	0.16	(0.20)	0.91	(0.19)

Less distributions from:
Net investment income	(0.37)		(0.80)	(0.32)	(0.13)	(0.30)	(0.27)
Total distributions	(0.37)		(0.80)	(0.32)	(0.13)	(0.30)	(0.27)

Net asset value, end of period	$9.58		$9.60	$9.63	$9.79	$10.12	$9.51
Total return (2)	3.67	% (3)	8.24%	1.67%	(1.96)%	9.61%	(1.93)%
Net assets, at end of period (000s)	$90,186		$87,604	$90,831	$87,675	$63,391	$56,331

Ratio of expenses to average net assets (5)	1.29	% (4)	1.12%	1.08%	1.07%	1.16%	1.15%
Ratio of net investment income to average net assets (5,6)	7.52	% (4)	7.70%	3.40%	1.37%	2.76%	2.79%
Portfolio Turnover Rate	86	% (3)	126%	404%	358%	148%	412%

(1)	Per share amounts calculated using the average shares method, which appropriately presents the per share data for the period.

(2)	Total returns are historical in nature and assumes reinvestment of dividends and capital gain distributions.

(3)	Not annualized.

(4)	Annualized.

(5)	The ratios of expenses and net investment income to average net assets do not reflect the Fund’s proportionate share of income and expenses of underlying investment companies in which the Fund invests.

(6)	Recognition of net investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

See accompanying notes to financial statements.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited)
December 31, 2024

1.	ORGANIZATION

The Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Momentum Fund and Donoghue Forlines Tactical Allocation Fund (each a “Fund” and collectively the “Funds”) each are a diversified series of shares of beneficial interest of Northern Lights Fund Trust (the “Trust”), a trust organized under the laws of the State of Delaware on January 19, 2005. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Donoghue Forlines Tactical Income Fund Class A and Class I shares commenced operations on September 14, 2010. The Donoghue Forlines Dividend Fund Class A and Class I shares commenced operations on November 7, 2013. Class C shares of both the Donoghue Forlines Tactical Income Fund and Donoghue Forlines Dividend Fund commenced operations on November 25, 2014. Class A, Class C and Class I shares of the Donoghue Forlines Risk Managed Income Fund commenced operations on December 27, 2017. Class A, Class C and Class I shares of the Donoghue Forlines Momentum Fund commenced operations on December 23, 2016. The Donoghue Forlines Tactical Allocation Fund Class A, Class C and Class I shares commenced operations on April 6, 2018. The Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, and Donoghue Forlines Risk Managed Income Fund are “fund of funds”, in that they will generally invest in other investment companies.

The Funds’ investment objectives are as follows:

Donoghue Forlines Tactical Allocation Fund – long-term capital appreciation.

Donoghue Forlines Tactical Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Donoghue Forlines Dividend Fund – total return from dividend income and capital appreciation. Capital preservation is a secondary objective of the Fund.

Donoghue Forlines Momentum Fund – capital growth with a secondary objective of generating income.

Donoghue Forlines Risk Managed Income Fund – total return from income and capital appreciation with capital preservation as a secondary objective.

Each Fund currently offers three classes of shares: Class A shares, Class C shares and Class I shares. Class A shares are offered at net asset value plus a maximum sales charge of 5.00%. Class C shares and Class I shares are offered at net asset value. Each class of shares of the Funds have identical rights and privileges except with respect to arrangements pertaining to shareholder servicing or distribution, class-related expenses, voting rights on matters affecting a single class of shares, and the exchange privilege of each class of shares. The Funds’ share classes differ in the fees and expenses charged to shareholders and minimum investment amounts. The Funds’ income, expenses (other than class specific distribution fees) and realized and unrealized gains and losses are allocated proportionately each day based upon the relative net assets of each class. Class specific expenses are allocated to that share class.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”, including Accounting Standards Update 2013-08.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Operating Segments – The Funds have adopted Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures (“ASU 2023-07”). Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is comprised of the portfolio manager and Chief Financial Officer of the Funds. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of each Fund, using the information presented in the financial statements and financial highlights.

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settled price or, in the absence of a settled price, at the last sale price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. The independent pricing service does not distinguish between smaller-sized bond positions known as “odd lots” and larger institutional-sized bond positions known as “round lots”. A Fund may fair value a particular bond if the advisor does not believe that the round lot value provided by the independent pricing service reflects fair value of the Fund’s holding. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

Valuation of Underlying Funds – The Funds may invest in portfolios of open-end or closed-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.

Open-end investment companies are valued at their respective net asset values as reported by such investment companies. The shares of many closed-end investment companies, after their initial public offering, frequently trade at a price per share, which is different than the net asset value per share. The difference represents a market premium or market discount of such shares. There can be no assurances that the market discount or market premium on shares of any closed-end investment company purchased by the Funds will not change.

The Funds may hold investments, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid investments, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures approved by the Board. The Board has delegated execution of these procedures to the Adviser as its valuation designee (the “Valuation Designee”). The Board may also enlist third party consultants such a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer on an as-needed basis to assist the Valuation Designee in determining a security-specific fair value. The Board is responsible for reviewing and approving fair value methodologies utilized by the Valuation Designee, which approval shall be based upon whether the Valuation Designee followed the valuation procedures established by the Board.

Fair Valuation Process – The applicable investments are valued by the Valuation Designee pursuant to valuation procedures established by the Board. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the Valuation Designee, the prices or values available do not represent the fair value of the instrument; factors which may cause the Valuation Designee to make such a judgment include, but are not limited to, the following: only a bid price or an asked price is available; the spread between bid and asked prices is substantial; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; and (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

are traded, but prior to a Fund’s calculation of its net asset value. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities are valued based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If a current bid from such independent dealers or other independent parties is unavailable, the Valuation Designee shall determine, the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of a Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Each Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2024 for the Funds’ investments measured at fair value:

Donoghue Forlines Tactical Allocation Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Assets Value**	Total
Exchange-Traded Funds	$14,055,481	$—	$—	$—	$14,055,481
Open End Funds	12,091,223	—	—	—	12,091,223
Collateral For Securities Loaned	—	—	—	2,701,053	2,701,053
Money Market Fund	344,374	—	—	—	344,374
Total	$26,491,078	$—	$—	$2,701,053	$29,192,131

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

Donoghue Forlines Tactical Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$79,162,544	$—	$—	$—	$79,162,544
Open End Funds	8,117,161	—	—	—	8,117,161
Collateral For Securities Loaned	—	—	—	7,920,747	7,920,747
Money Market Fund	2,188,607	—	—	—	2,188,607
Total	$89,468,312	$—	$—	$7,920,747	$97,389,059

Donoghue Forlines Dividend Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$66,678,072	$—	$—	$—	$66,678,072
Collateral For Securities Loaned	—	—	—	4,604,218	4,604,218
Money Market Funds	1,174,620	—	—	—	1,174,620
Total	$67,852,692	$—	$—	$4,604,218	$72,456,910

Donoghue Forlines Momentum Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Common Stock	$38,742,573	$—	$—	$—	$38,742,573
Collateral For Securities Loaned	—	—	—	2,221,789	2,221,789
Money Market Fund	709,883	—	—	—	709,883
Total	$39,452,456	$—	$—	$2,221,789	$41,674,245

Donoghue Forlines Risk Managed Income Fund

				Investments Measured
Assets *	Level 1	Level 2	Level 3	at Net Asset Value**	Total
Exchange-Traded Funds	$28,984,727	$—	$—	$—	$28,984,727
Open End Funds	59,890,740	—	—	—	59,890,740
Money Market Fund	1,947,576	—	—	—	1,947,576
Total	$90,823,043	$—	$—	$—	$90,823,043

The Funds did not hold any Level 2 or Level 3 securities during the period.

*	Refer to the Schedules of Investments for security or industry classifications.

**	Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amounts presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Statements of Assets and Liabilities

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds. The accounting records are maintained in U.S. dollars.

Exchange Traded Funds – The Funds may invest in exchange traded funds (“ETFs”). ETFs are a type of fund bought and sold on a securities exchange. ETFs trade like common stock and represent a fixed portfolio of securities. The Funds may purchase ETFs to gain exposure to a portion of the U.S. or a foreign market. The risks of owning ETFs generally reflect the risks of owning the underlying securities they are designed to track, although a potential lack of liquidity on an ETF could result in it being more volatile. Additionally, ETFs have fees and expenses that reduce their value.

Exchange Traded Notes – The Funds may invest in exchange traded notes (“ETNs”). ETNs are a type of debt security that is linked to the performance of underlying securities. The risks of owning an ETN generally reflect the risks of owning the underlying securities they are designed to track, although the lack of liquidity on an ETN could result in it being more volatile. Additionally, ETNs have fees and expenses that reduce their value.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are recorded on the ex-dividend date and are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (i.e., deferred losses, capital loss carry forwards) or permanent in nature. To the extent these differences are

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment. Temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset value per share of the Funds.

Federal Income Tax – The Funds intend to comply with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no federal income tax provisions are required. The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities.

Management has analyzed the Funds’ tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years ended June 30, 2022 - 2024 or expected to be taken in the Funds’ June 30, 2025, tax returns. The Funds identify their major tax jurisdictions as U.S. federal and Ohio, and foreign jurisdictions where the Funds make significant investments. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific fund are charged to that fund. Expenses which are not readily identifiable to a specific fund are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the funds in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the six months ended December 31, 2024, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments were as follows:

	Purchases	Sales
Donoghue Forlines Tactical Allocation Fund	$30,677,796	$31,165,556
Donoghue Forlines Tactical Income Fund	114,649,915	97,475,941
Donoghue Forlines Dividend Fund	116,655,461	73,746,951
Donoghue Forlines Momentum Fund	52,543,933	23,256,499
Donoghue Forlines Risk Managed Income Fund	58,772,365	56,347,752

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

Donoghue Forlines LLC serves as the Funds’ investment advisor (the “Advisor”).

Pursuant to investment advisory agreements with the Trust on behalf of the Funds, the Advisor, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Tactical Income Fund, Donoghue Forlines Dividend Fund and Donoghue Forlines Momentum Fund pay the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 1.00% of the respective Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, the Donoghue Forlines Risk Managed Income Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.65% of the Fund’s average daily net assets. As compensation for its services and the related expenses borne by the Advisor, Donoghue Forlines Tactical Allocation Fund pays the Advisor an investment advisory fee, computed and accrued daily and paid monthly, at an annual rate of 0.75% of the Fund’s average daily net assets. For the six months ended December 31, 2024, the Advisor earned fees as follows:

Management Fee
Donoghue Forlines Tactical Allocation Fund	$101,965
Donoghue Forlines Tactical Income Fund	360,571
Donoghue Forlines Dividend Fund	283,024
Donoghue Forlines Momentum Fund	85,965
Donoghue Forlines Risk Managed Income Fund	215,330

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The Advisor has contractually agreed to reduce its fees and/or absorb expenses of each Fund, until at least October 31, 2025, to ensure that Total Annual Fund Operating Expenses After Fee Waiver and/or Reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation expenses (which may include indemnification of Funds’ officers and Trustees, contractual indemnification of Funds’ service providers (other than the Advisor))) will not exceed 2.25%, 3.00% and 2.00% of all Funds except, Donoghue Forlines Tactical Allocation Fund, will not exceed 1.45%, 2.20% and 1.20% of the average daily net assets for Class A, Class C, and Class I shares, respectively. Contractual waivers and expense payments may be recouped by the Advisor from the Funds, to the extent that overall expenses fall below the expense limitation, within three years of the reimbursement.

During the six months ended December 31, 2024, the following Funds waived fees pursuant to the expense limitation agreement.

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$58,116
Donoghue Forlines Momentum Fund	16,019

Fees waived or expenses reimbursed may be recouped by the Advisor from the Funds for a period up to three years from the date the fee or expense was waived or reimbursed. However, no recoupment payment will be made if it would result in the Funds exceeding the contractual expense limitation described above. The following table shows the remaining waived expenses subject to potential recovery which expire in:

Fund	June 30, 2025	June 30, 2026	June 30, 2027	Total
Donoghue Forlines Tactical Allocation Fund	$35,277	$73,701	$98,406	$207,384
Donoghue Forlines Dividend Fund	—	—	3,742	3,742
Donoghue Forlines Momentum Fund	57,849	81,946	91,184	230,979

Pursuant to an exemptive order, each Fund may invest a portion of its assets in other funds managed by the Advisor. During the six months ended December 31, 2024, the Donoghue Forlines Tactical Allocation Fund invested in the Abacus FCF Innovation Leaders ETF (formerly Donoghue Forlines Innovation ETF) and the Abacus FCF Real Assets Leaders ETF (formerly Donoghue Forlines Yield Enhanced Real Asset ETF) which were sub-advised by the Advisor. During the six months ended December 31, 2024, the Donoghue Forlines Tactical Allocation Fund invested in the Donoghue Forlines Dividend Fund and the Donoghue Forlines Momentum Fund. The Advisor waived a portion of its advisory fee based on the Fund’s investment in the above-mentioned Funds as follows:

Fund	Fees Waived
Donoghue Forlines Tactical Allocation Fund	$30,789

The fees waived shown in the table above are not subject to recapture.

Distributor – The distributor of the Funds is Northern Lights Distributors, LLC (the “Distributor”). The Board has adopted, on behalf of the Funds, the Trust’s Master Distribution and Shareholder Servicing Plan (the “Plan”), as amended, pursuant to Rule 12b-1 under the 1940 Act, to pay for certain distribution activities and shareholder services. Under the Plan, each Fund may pay 0.25% per year of the average daily net assets of Class A shares and 1.00% per year of the average daily net assets

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

of Class C shares for such distribution and shareholder service activities. For the six months ended December 31, 2024, the Funds incurred distribution fees as follows:

	Class A	Class C
Donoghue Forlines Tactical Allocation Fund	$4,229	$3,196
Donoghue Forlines Tactical Income Fund	3,366	3,673
Donoghue Forlines Dividend Fund	8,143	20,270
Donoghue Forlines Momentum Fund	1,117	2,994
Donoghue Forlines Risk Managed Income Fund	—	3,295

The Distributor acts as the Funds’ principal underwriter in a continuous public offering of the Funds’ Class A, Class C and Class I shares. During the six months ended December 31, 2024 the Distributor received underwriter commissions as follows:

Amount
	Underwriter	Retained By
	Commissions	Principal Underwriter
Donoghue Forlines Tactical Allocation Fund	$281	$43
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	29	4
Donoghue Forlines Momentum Fund	—	—
Donoghue Forlines Risk Managed Income Fund	—	—

In addition, certain affiliates of the Distributor provide services to the Funds as follows:

Ultimus Fund Solutions, LLC (“UFS”), an affiliate of the Distributor, provides administration, fund accounting, and transfer agent services to the Trust. Pursuant to separate servicing agreements with UFS, the Funds pay UFS customary fees for providing administration, fund accounting and transfer agency services to the Funds. Certain officers of the Trust are also officers of UFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”), an affiliate of UFS and the Distributor, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from the Funds.

Blu Giant, LLC (“Blu Giant”), an affiliate of UFS and the Distributor, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	INVESTMENTS IN AFFILIATED COMPANIES

An affiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or funds that share the same investment advisor. Companies that are affiliates at December 31, 2024 are noted in a Fund’s Schedule of Investments. Transactions during the period with the companies that are affiliated or were affiliates at the beginning of the period are as follows:

		Donoghue Forlines Tactical Allocation Fund
					Net Change in
	Fair Value				Unrealized		Dividend
	Beginning of			Realized Gain	Appreciation/	Fair Value End	Credited to	Shares End
	Year	Purchases	Sales Proceeds	(Loss)	(Depreciation)	of Year	Income	of Year
Abacus FCF Innovation Leaders ETF	$4,202,620	$150,846	$(4,829,484)	$1,558,879	$(1,082,861)	$—	$35,336	—
Abacus FCF Real Assets Leaders ETF	4,660,802	61,491	(4,925,914)	811,800	(608,179)	—	349,514	—
Veridien Climate Action ETF	2,531,390	25,055	(2,492,724)	(113,419)	49,698	—	11,938	—
Donoghue Forlines Dividend Fund Class I	—	6,605,434	—	—	31,056	6,636,490	75,434	721,358
Donoghue Forlines Momentum Fund Class I	—	4,018,000	—	81,387	(198,759)	3,900,628	—	273,345
				$2,338,647	$(1,809,045)	$10,537,118	$472,222

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

6.	SECURITIES LENDING

Under the securities lending agreement with U.S Bank N.A., the Funds can lend their portfolio securities to brokers, dealers and other financial institutions approved by the Board to earn additional income. For each securities loan, the borrower shall transfer collateral in an amount determined by applying the margin to the market value of the loaned available securities (102% for same currency and 105% for cross currency). Collateral is invested in highly liquid, short-term instruments such as money market funds in accordance with the Funds’ security lending procedures. The Funds continue to receive interest or dividends on the securities loaned. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third party borrowers that provide in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.

The following table is a summary of the Funds’ securities loaned and related collateral which are subject to a netting agreement as of December 31, 2024:

Gross Amounts Not Offset in the Statement of Assets & Liabilities

		Gross Amounts	Net Amounts of
		Offset in the	Assets Presented
		Statements of	in the Statements	Financial
	Gross Amounts of	Assets &	of Assets &	Instruments	Pledged Collateral	Net Amount of
Assets:	Recognized Assets	Liabilities	Liabilities	Pledged	Received *	Assets
Donoghue Forlines Tactical Allocation Fund
Description:
Securities Loaned	$2,620,021	$—	$2,620,021	$—	$2,620,021	$—
Total	$2,620,021	$—	$2,620,021	$—	$2,620,021	$—

Donoghue Forlines Tactical Income Fund
Description:
Securities Loaned	$7,683,125	$—	$7,683,125	$—	$7,683,125	$—
Total	$7,683,125	$—	$7,683,125	$—	$7,683,125	$—

Donoghue Forlines Dividend Fund
Description:
Securities Loaned	$4,484,019	$—	$4,484,019	$—	$4,484,019	$—
Total	$4,484,019	$—	$4,484,019	$—	$4,484,019	$—

Donoghue Forlines Momentum Fund
Description:
Securities Loaned	$2,143,962	$—	$2,143,962	$—	$2,143,962	$—
Total	$2,143,962	$—	$2,143,962	$—	$2,143,962	$—

*	The amount is limited to the asset balance and accordingly, does not include excess collateral pledged.

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The following table breaks out the holdings received as collateral as of December 31, 2024:

Securities Lending Transactions
Overnight and Continuous
Donoghue Forlines Tactical Allocation Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,701,053

Donoghue Forlines Tactical Income Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$7,920,747

Donoghue Forlines Dividend Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$4,604,218

Donoghue Forlines Momentum Fund
Mount Vernon Liquid Assets Portfolio, LLC.	$2,221,789

The fair value of the securities loaned for Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, and Donoghue Forlines Momentum Fund totaled $2,620,021, $7,683,125, $4,484,019 and $2,143,962 at December 31, 2024, respectively. The securities loaned are noted in the Schedule of Investments. The fair value of the “Collateral for Securities Loaned” on the Schedule of Investments includes only cash collateral received and reinvested that totaled $ 2,701,053, $7,920,747, $4,604,218 and $2,221,789 for the Donoghue Forlines Tactical Allocation Fund, Donoghue Forlines Tactical Income Fund, Donoghue Forlines Dividend Fund, and Donoghue Forlines Momentum Fund at December 31, 2024, respectively. This amount is offset by a liability recorded as “Securities Lending Collateral” on the Statements of Assets and Liabilities.

7.	DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of distributions paid during the fiscal years ended June 30, 2024, and June 30, 2023 was as follows:

	For the period ended June 30, 2024
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$735,035	$—	$—	$735,035
Donoghue Forlines Tactical Income Fund	2,520,070	—	—	2,520,070
Donoghue Forlines Dividend Fund	358,817	—	—	358,817
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	5,684,105	—	—	5,684,105

	For the period ended June 30, 2023
	Ordinary	Long-Term	Return of
Fund	Income	Capital Gains	Capital	Total
Donoghue Forlines Tactical Allocation Fund	$762,668	$—	$—	$762,668
Donoghue Forlines Tactical Income Fund	1,294,931	—	—	1,294,931
Donoghue Forlines Dividend Fund	492,045	—	—	492,045
Donoghue Forlines Momentum Fund	—	—	—	—
Donoghue Forlines Risk Managed Income Fund	2,762,523	—	—	2,762,523

As of June 30, 2024, the components of accumulated earnings/ (deficit) on a tax basis were as follows:

	Undistributed	Undistributed	Capital Loss	Other	Post October Loss	Unrealized	Total
	Ordinary	Long-Term	Carry	Book/Tax	and	Appreciation/	Accumulated
Fund	Income	Capital Gains	Forwards	Differences	Late Year Loss	(Depreciation)	Earnings/(Deficits)
Donoghue Forlines Tactical Allocation Fund	$5,758	$—	$(5,074,278)	$—	$—	$1,748,437	$(3,320,083)
Donoghue Forlines Tactical Income Fund	3,737	—	(21,593,573)	—	—	(172,523)	(21,762,359)
Donoghue Forlines Dividend Fund	165,101	—	(121,893,785)	—	—	1,019,302	(120,709,382)
Donoghue Forlines Momentum Fund	—	582,686	—	—	(84,740)	1,441,682	1,939,628
Donoghue Forlines Risk Managed Income Fund	65,054	—	(5,817,113)	—	—	403,674	(5,348,385)

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

The difference between book basis and tax basis undistributed net investment income, accumulated net realized gain/(loss), and unrealized depreciation from investments is primarily attributable to the tax deferral of losses on wash sales and adjustments for partnerships, and Corporation return of capital distributions.

Late year losses incurred after December 31 within the fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. The Donoghue Forlines Momentum Fund incurred and elected to defer such late year losses of $84,740.

At June 30, 2024, the Funds had capital loss carry forwards for federal income tax purposes available to offset future capital gains and capital losses utilized as follows:

Fund	Short-Term	Long-Term	Total	CLCF
Donoghue Forlines Tactical Allocation Fund	$4,286,560	$787,718	$5,074,278	179,242
Donoghue Forlines Tactical Income Fund	20,840,926	752,647	21,593,573	433,404
Donoghue Forlines Dividend Fund	89,936,657	31,957,128	121,893,785	—
Donoghue Forlines Momentum Fund	—	—	—	1,966,426
Donoghue Forlines Risk Managed Income Fund	5,582,757	234,356	5,817,113	—

Permanent book and tax differences, primarily attributable to the tax treatment of net operating losses, and use of tax equalization credits resulted in reclassifications for the Funds for the fiscal year ended June 30, 2024, as follows:

Paid
	In	Accumulated
Fund	Capital	Earnings (Losses)
Donoghue Forlines Tactical Allocation Fund	$—	$—
Donoghue Forlines Tactical Income Fund	—	—
Donoghue Forlines Dividend Fund	—	—
Donoghue Forlines Momentum Fund	(1,435)	1,435
Donoghue Forlines Risk Managed Income Fund	—	—

8.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross Unrealized	Gross Unrealized	Net Unrealized
Fund	Tax Cost	Appreciation	Depreciation	Appreciation / Depreciation
Donoghue Forlines Tactical Allocation Fund	$29,625,574	$42,501	$(475,944)	$(433,443)
Donoghue Forlines Tactical Income Fund	98,839,465	68,537	(1,518,943)	(1,450,406)
Donoghue Forlines Dividend Fund	71,426,288	1,976,506	(945,884)	1,030,622
Donoghue Forlines Momentum Fund	42,404,177	465,774	(1,195,706)	(729,932)
Donoghue Forlines Risk Managed Income Fund	90,714,569	441,453	(332,979)	108,474

Donoghue Forlines Funds
NOTES TO FINANCIAL STATEMENTS (Unaudited) (Continued)
December 31, 2024

9.	INVESTMENTS IN UNDERLYING INVESTMENT COMPANIES

The Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund currently invests a portion of their assets in the underlying investment companies mentioned in the table below. The Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund may redeem their investments in these underlying investment companies at any time if the Advisor determines that it is in the best interest of the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund and their shareholders to do so. The performance of the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund will be directly affected by the performance of the underlying investment companies. The financial statements of the below mentioned investment companies, including their portfolio of investments, can be found at the Securities and Exchange Commission’s website www.sec.gov and should be read in conjunction with the Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund financial statements. As of December 31, 2024, the percentage of the net assets invested in each underlying investment company were as follows.

Fund	Underlying Investment	% of Net Assets
Dononghue Forlines Tactical Allocation Fund	JPMorgan Ultra-Short Income ETF	32.7%
Dononghue Forlines Tactical Allocation Fund	SPDR Portfolio Long Term Treasury ETF	31.8%
Donoghue Forlines Tactical Income Fund	Donoghue Forlines Dividend Fund	25.1%

10.	CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates presumption of control of the fund, under Section 2(a)(9) of the 1940 Act. As of December 31, 2024, the shareholders listed below held, for the benefit of others, more than 25% of an individual Fund and may be deemed to control that Fund. The Funds have no knowledge as to whether all or any portion of the shares owned, by the parties noted below, are also owned beneficially by any party who would be presumed to control the respective Funds.

Shareholder	Fund	Percent
Charles Schwab & Co, Inc.	Donoghue Forlines Tactical Allocation Fund	27.63%
Matrix Trust Company	Donoghue Forlines Tactical Allocation Fund	51.02%
National Financial Services	Donoghue Forlines Tactical Income Fund	49.19%
National Financial Services	Donoghue Forlines Dividend Fund	38.81%
National Financial Services	Donoghue Forlines Momentum Fund	42.83%
National Financial Services	Donoghue Forlines Risk Managed Income Fund	55.23%

11.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued. Management has determined that no events or transactions occurred requiring adjustment or disclosure in the financial statements.

Donoghue Forlines Funds
ADDITIONAL INFORMATION (Unaudited)
December 31, 2024

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the period covered by this report.

Proxy Disclosures

Not applicable.

Remuneration Paid to Directors, Officers and Others

Refer to the financial statements included herein.

Statement Regarding Basis for Approval of Investment Advisory Agreement

Donoghue Forlines, LLC

Adviser to Donoghue Forlines Dividend Fund, Donoghue Forlines Momentum Fund, Donoghue Forlines Risk Managed Income Fund, Donoghue Forlines Tactical Allocation Fund and Donoghue Forlines Tactical Income Fund*

In connection with the regular meeting held on September 25-26, 2024 of the Board of Trustees (the “Trustees” or the “Board”) of the Northern Lights Fund Trust (the “Trust”), including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the renewal of the investment advisory agreements (each an “Advisory Agreement” and collectively the “Advisory Agreements”) between Donoghue Forlines, LLC (“Adviser” or “Donoghue”) and the Trust, with respect to the Donoghue Forlines Dividend Fund (“Donoghue Forlines Dividend”), Donoghue Forlines Momentum Fund (“Donoghue Forlines Momentum”), Donoghue Forlines Risk Managed Income Fund (“Donoghue Forlines Risk Managed”), Donoghue Forlines Tactical Allocation Fund (“Donoghue Forlines Allocation”) and Donoghue Forlines Tactical Income Fund (“Donoghue Forlines Income) (each the “Fund” and collectively the “Funds”). In considering the renewal of each Advisory Agreement, the Board received materials specifically relating to each Advisory Agreement.

The Trustees were assisted by independent legal counsel throughout the advisory agreement review process. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the Advisory Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to each Advisory Agreement.

Nature, Extent, and Quality of Services. The Trustees noted that Donoghue was originally founded in 1986 and reorganized in 2017, managed approximately $754 million in assets, and specialized in actively managed investment strategies. The Trustees reviewed the background of the key investment personnel responsible for servicing the Funds, considering their education and varied financial industry experience. The Trustees observed that Donoghue conducted research and analysis of technical indicators to identify market trends specific to each strategy, and that Donoghue mitigated risk through non-reactionary shifts of Fund assets to less risky sectors. The Trustees further observed that Donoghue’s personnel met regularly to assess risk and volatility, as well as to analyze technical, economic, and political events before deciding to take defensive positions. The Trustees agreed that the Adviser dedicated plentiful resources to support its tactically driven active management style and concluded that they expected the Adviser to continue providing quality service to the Funds for the benefit of their respective shareholders.

Performance.

Donoghue Forlines Dividend. The Trustees noted that the Fund’s returns over the prior one-year, three-year, five-year and since inception periods were slightly below the category and peer group median. The Trustees also observed that the Fund had slightly underperformed its benchmark over the prior one-year, three-year, five-year and since inception periods. The Trustees agreed that the Fund’s performance was satisfactory.

Donoghue Forlines Momentum. The Trustees noted that the Fund’s returns over the prior one-year period were the highest in the Fund’s category and that the Fund’s returns were in the top quartile of its category over the prior three-year, five-year, and since inception periods. The Trustees agreed that the Fund had delivered strong returns to shareholders over an extended period.

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Donoghue Forlines Risk Managed . The Trustees observed that the Fund’s returns over the prior one-year, three-year, five-year and since inception periods were slightly below the category median but were in the middle of the category range. The Trustees agreed that the Fund’s performance was satisfactory.

Donoghue Forlines Allocation. The Trustees noted that the Fund’s returns over the prior one-year and three-year periods were above the category median. The Trustees also noted that the Fund’s returns were below the category median over the prior five-year and since inception periods but within the category range. The Trustees agreed that the Fund’s performance was satisfactory.

Donoghue Forlines Income. The Trustees observed that the Fund’s returns over the prior one-year and three-year periods were below the category and peer median, but well within the range of the Fund’s category. The Trustees further observed that the Fund had outperformed its benchmarks over the prior one-year and three-year periods. The Trustees agreed that the Fund delivered reasonable returns to shareholders.

Fees and Expenses.

Donoghue Forlines Dividend. The Trustees noted that the Fund was charged an annual advisory fee of 1.00%, which was above the category and peer group average, but was not the category high. The Trustees also observed that the Fund had a net expense ratio of 1.99%, which was also above the peer group and category average. The Trustees acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund, and considered Donoghue’s representation that the higher fees were warranted due to the reduced risk in terms of standard deviation and drawdown, as well as the tactical ability to move to 100% cash equivalents during major market downturns. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Donoghue Forlines Momentum. The Trustees noted that Donoghue charged the Fund an annual advisory fee of 1.00%, which was slightly higher than the category median and equal to the peer group median. The Trustees further noted that the Fund had a net expense ratio of 2.00%, which was higher than the category and peer group median but not a category high. The Trustees considered the resources required to implement the Fund’s tactical investment strategy and acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s returns were not unreasonable.

Donoghue Forlines Risk Managed. The Trustees noted that the Donoghue charged the Fund an annual advisory fee of 0.65%, which was slightly above the peer group median and comparable to the category median. The Trustees further noted that the Fund had an expense ratio of 1.11%, which was higher than the category and peer group median, but lower than several comparable funds. The Trustees acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Donoghue Forlines Allocation. The Trustees noted that the Fund was charged an annual advisory fee on 0.75%, which was below both the category and peer group median. The Trustees also observed the Fund had a net expense ratio of 1.14%, which was also below the category and peer group median. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Donoghue Forlines Income. The Trustees noted that Donoghue charged the Fund an annual advisory fee of 1.00%, which was higher than the category and peer group average but within the category range. The Trustees acknowledged that the advisory fee was comparable to other funds managed in a similar, tactical way. The Trustees also observed that the Fund had a net expense ratio of 1.50%, which was also above the category and peer group average but well within the category range. The Trustees noted that the Fund’s net expense ratio was comparable to other funds in the category that were managed in a similar fashion and acknowledged that Donoghue had an expense limitation agreement in place with respect to the Fund. The Trustees agreed that the Fund’s fees and expenses were not unreasonable.

Economies of Scale. The Trustees considered whether Donoghue had achieved economies of scale with respect to the Funds. The Trustees noted that the Funds had collectively lost assets over the past year and agreed that each of the Funds would benefit from economies of scale at higher asset levels. The Trustees noted that Donoghue had indicated its willingness to implement breakpoints in the future, and that the shareholders of several of the Funds were currently benefitting from expense limitation agreements. The Trustees agreed to monitor and revisit the issue of economies of scale at the appropriate time.

Donoghue Forlines Funds
SUPPLEMENTAL INFORMATION (Unaudited) (Continued)
December 31, 2024

Profitability. The Trustees reviewed the profitability analysis provided by Donoghue and considered its profitability in connection with its management of each of the Funds. The Trustees noted that Donoghue’s profitability with respect to the Funds varied, and that the Adviser had realized a profit with respect to Donoghue Forlines Risk Managed, Donoghue Forlines Dividend and Donoghue Forlines Income and realized a loss with respect to Donoghue Forlines Momentum and Donoghue Forlines Allocation. The Trustees recalled that Donoghue had offered the business, operation, and regulatory risks it assumed in managing the Funds, as well as the necessary resources to support the Funds’ tactical investment style, as factors justifying its profitability. The Trustees agreed that Donoghue’s profitability with respect to each Fund was not excessive.

Conclusion. Having requested and received such information from Donoghue as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreements, and as assisted by the advice of counsel, the Trustees concluded that the renewal of the Advisory Agreements between NLFT and Donoghue on behalf of the Funds was in the best interests of each of the aforementioned Funds and each Fund’s respective shareholders.

*	Due to the timing of the contract renewal schedule, these deliberations may or may not relate to the current performance results of the Donoghue Funds.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included under Item 7

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 15. Submission of Matters to a Vote of Security Holders.

None

Item 16. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable

Item 18. Recovery of Erroneously Awarded Compensation.

(a)       Not applicable

(b)       Not applicable

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto.

(a)(4) Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kevin E. Wolf
Kevin E. Wolf
Principal Executive Officer
Date: 3/4/2025

By	/s/ Jim Colantino
Jim Colantino
Principal Financial Officer
Date: 3/4/2025